Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams

CALIFORNIA VALUE (NCA)
CALIFORNIA PERFORMANCE PLUS (NCP)
CALIFORNIA MARKET OPPORTUNITY (NCO)
CALIFORNIA INVESTMENT QUALITY (NQC)
CALIFORNIA SELECT QUALITY (NVC)
CALIFORNIA QUALITY INCOME (NUC)

ANNUAL REPORT/AUGUST 31, 1996

Photographic image of couple walking on beach.

Photographic image of financial adviser reviewing financial statements/plans with older couple.

Tax-informed investing An important part of any successful investment program is gauging how well your investments have performed and measuring your progress toward your long-term goals.

Taxes dramatically alter the relative returns of the five asset classes shown at right. Graph showing after-tax returns, 1976-1996.

Municipals        8.26
Treasuries        5.62
Corporates        6.11
Stocks           10.51
Treasury Bills    3.87

Traditionally, the most common way to measure performance has been to compare pre-tax rates of return for different investments across similar time periods. The rationale behind this method is that each investor is taxed at a different rate, making pre-tax comparisons the seemingly logical way to ensure you are comparing apples to apples.

  This, however, is precisely the rationale that can make a pre-tax performance assessment misleading. When returns are presented on a pre-tax basis, you may lose sight of the major impact taxes can have on your earnings, and fail to get the complete picture of your progress toward your investment goals. At Nuveen, we've built our reputation help ing investors realize that it's not what you earn, it's what you keep.

TAX-INFORMED INVESTING: THE KEY TO MEASURING LONG-TERM RESULTS

The true measure of an investment is its performance on an after-tax basis. Analyzing after-tax returns gains added significance when you realize that the taxes you pay can never be regained. Once that money is "lost," it can't be put to work through compounding, earning additional dollars for you.

  To better illustrate the ways that taxes can affect the amount you keep versus the amount you earn, Nuveen Research recently studied 20 years of investment returns, both pre-tax and after-tax, to determine the impact of taxes on various asset classes. We were particularly interested in the results for municipal bonds, an asset class that is commonly excluded from the top performance rankings when only pre-tax returns are considered.

MEASURING WHAT YOU KEEP

The study showed that, once the impact of taxes was figured into the equation, municipal bonds offered a distinct advantage over other fixed income investments. Over the study period, municipal bonds outperformed both corporate and Treasury bonds (see accompanying tables), as high tax rates and the loss of compounding income took their toll on corporate and Treasury results.

  As investors are well aware, performance over the long term--and the purchasing power of their earnings--can be eroded by inflation as well as taxes. The study showed that, over the past 20 years, only municipal bonds and stocks provided significant after-tax gains over the Consumer Price Index, the most recognized measure of inflation.

ABOUT THE STUDY

The study, "Measuring What You Keep: Historical After-Tax Returns," compared pre-tax and after-tax total returns over the past 20 years for five asset classes: municipal bonds, Treasury bonds, Treasury bills, corporate bonds, and large company stocks. Returns for each asset class were represented by the returns on commonly used market indexes compiled by Lehman Brothers and Ibbotson & Associates.

  A hypothetical investment of $100,000 was made in each of these asset classes at the beginning of 1976, with all dividends and interest reinvested through the end of 1995. In addition, the after-tax proceeds of an assumed annual 20% turnover rate were reinvested. The study assumed that taxes were paid annually at the applicable federal income tax rates for an investor earning the equivalent of $100,000 in 1995. Of course, this hypothetical investment performance neither reflects past performance nor predicts future results of any Nuveen investment.

INCORPORATING TAX-INFORMED INVESTING IN YOUR PORTFOLIO

The Nuveen study confirms what many investors have known for years: that municipal bonds can play a critical role in the long-term financial strategies of tax-informed investors.

Balancing short-term and long-term investments

Combining shorter- and longer-term tax-free investments may help you manage cumulative risk in your portfolio while still capturing the potential for attractive overall rates. Shorter-term investments can help reduce the current volatility of your portfolio and provide a source of investable funds to take advantage of additional investment opportunities as they arise. Longer-term leveraged exchange-traded funds have provided attractive yields and offer trading flexibility that allows quick and easy portfolio adjustments.

Dividend reinvestment

Studies indicate that weathering market cycles by maintaining an investment plan with long-term goals can help shield investors in the event of a declining market. The purchase of additional shares on a regular schedule, such as through dividend reinvestment, is another strategy for navigating market changes. Dividend reinvestment is an easy and convenient way to set aside dollars on a regular basis, helping you take advantage of dollar-cost averaging while gaining the benefits of tax-free compounding.

CONSISTENT AFTER-TAX PERFORMANCE

For the long-term investor, performance--even after the impact of taxes and inflation--is the true meas ure of an investment's merit. While most investors choose municipal bonds for their tax-free income advantage, the positive news about their after-tax returns reinforces their potential value as part of a tax-informed investment strategy designed to meet long-term objectives. Understanding the impact of taxes can mean that you keep more of what you earn, and municipal bonds can help you do just that.

Only municipals and equities generated significant increases in purchasing power over the twenty-year period, with after-tax and inflation-adjusted returns in excess of 2.75% annually.

ANNUAL AFTER-TAX REAL RETURNS, 1976-1995
PERIOD          MUNICIPALS     TREASURIES            CORPORATES       STOCKS        BILLS
  1976-1985       .69%          -3.32%                -2.14%          2.75%        -2.67%
  1986-1995      5.15            4.21                  3.91           7.31          0.13
  1976-1995      2.88%           0.37%                 0.84%          5.02%        -1.30%

Photographic image of couple walking on beach.

CONTENTS

 6 Municipal market perspective
 7 Dear shareholder
 9 Answering your questions
13 Fund performance
16 Commonly used terms
18 Portfolio of investments
43 Statement of net assets
45 Statement of operations
47 Statement of changes in net assets
50 Notes to financial statements
60 Financial highlights
64 Report of independent auditors
65 Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective

This year's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, 1996 has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty.

Despite this climate, the municipal bond market has rewarded investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality. Over the past year, municipal bonds have continued to outperform Treasuries, an indication of the strength and resilience of this market segment.

A look at the current economy shows a combination of factors that historically bode well for the bond market. Inflation continues at the same modest pace that it has demonstrated over the past five years, and the economy continues to enjoy modest expansion, supported by generally level producer prices, low wage pressures, and a stable money supply.

Dear shareholder
Photographic image of head shot of Chairman and Chief Executive Officer of Nuveen.

 "Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen exchange-traded funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. Our goal is to help our shareholders meet their need for tax-free investment income with a full range of investment choices. We continue to focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this focus will contribute to many more years of investment success for our fund shareholders.
  Municipal bonds continue to play an important role in meeting the investment goals of conservative investors. The performance of the exchange-traded funds covered in this report demonstrates the ability of quality investments to provide extremely attractive tax-free income. As of August 31, 1996, the current annual yield on share price for these funds ranged from 5.93% to 6.55%. To match these yields, an investor in the combined 42% federal and California income tax bracket would have had to earn at least 10.22% on taxable alternatives. Without question, taxable yields at this level on investments of comparable quality can be difficult to achieve in today's markets.
  The net asset values of some funds declined slightly over the past year, yet total returns, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 5.16% to 7.89%, equivalent to taxable investments with total returns of 9.71% to 12.64%. As fears about the aftermath of the Orange County bankruptcy and the effect of a potential flat tax diminished, the share prices of all of these fund rose. This, added to attractive returns, further improved investors' overall experience for the year ending August 31, 1996.
  I would also like to take this opportunity to share with you the news of some recent developments that will give Nuveen the flexibility to meet expanded investor needs for capital preservation, current income, and future growth.
  In November, we will introduce the Nuveen Growth and Income Stock Fund. This fund will be the first of three equity-based mutual funds designed to provide a high-quality complement to our current municipal bond funds. These new funds will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago who shares Nuveen's values and investment management style. Tailor-made to address the needs of the Nuveen investor, these funds can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.
  In a move designed to complement the ICAP alliance, Nuveen is acquiring Flagship Resources, Inc., a fixed income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and a emphasizes a conservative, value-oriented approach portfolio management. In February 1997, the tax-exempt mutual fund activities of Flagship and Nuveen will be merged, resulting in more than 40 municipal bond funds, the broadest selection available in the U.S.
  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,

Timothy R. Schwertfeger
Chairman of the Board
October 15, 1996

Answering your questions

Photographic image of montage of letters received by Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market

What has been Nuveen's investment approach over the past year?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. This approach was rewarded over the past year, as many of our portfolio holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  As opportunity allowed, we purchased bonds at discounts from their par value. These bonds, which have coupon rates slightly below market levels, are less likely to be called from our portfolios, assuring more stable yields for our investors.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market

Some funds' discounts seem to have narrowed over the past few months. What caused this improvement?

To understand the reasons for this improvement, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value of the bonds, and the share price, which is the fund's price on the stock exchange. As with other securities, share prices for municipal bond funds change frequently, driven by investors' demand for shares and the available supply. When a fund's NAV is higher than its share price, we say that the shares can be purchased at a discount.

  In 1995, the recovery of the bond market meant that the net asset values for some funds appreciated more quickly than their share prices, widening discounts for a while. This is not unusual, as the market often takes time to reflect underlying value balanced against the various factors that affect individual investor decisions, such as the outlook for the direction of interest rates, inflation forecasts, the relative strength of the stock market, and legislative and tax outlooks.

  As investor worries about tax reform--and the potential effect of a flat tax proposal on tax-free investments--waned over the first half of the year, the demand for tax-free products grew. The combination of higher yields, concerns about the direction of the stock market, and broker recommendations has also prompted greater demand for municipal bonds and bond funds. In addition, shareholders find that these funds provide an important level of diversification in a well structured portfolio. Because inflation and tax reform appear to present few problems at this point, investors are taking advantage of the opportunity to lock in current rates. With increased demand, share prices generally have risen, resulting in narrower discounts. In fact, some exchange-traded funds are now trading at a premium, that is, their share prices are higher than their NAVs.

What are some of the factors affecting dividend stability and changes?

All Nuveen funds are structured to provide an attractive stream of tax-free income. For many investors, stability of income is another important objective. To help investors satisfy this objective, we set dividends on Nuveen funds conservatively, seeking a level that we expect will be sustainable for at least several months. Many of the funds that have seen dividend reductions over the past year had previously enjoyed prolonged periods without dividend changes. Still, dividends ultimately depend on the overall earnings of each fund (which can be reduced by bond calls), fluctuations in long and short-term interest rates, and other portfolio changes.

  With the exception of the Nuveen California Municipal Value Fund, which is unleveraged, the funds in this report use leverage as an additional way to enhance income for common shareholders. The dividends of leveraged funds can be affected by a sudden or prolonged rise in short-term interest rates. In fact, short-term rates on average have been higher over the past two years than they were in the early 1990s. This has resulted in higher rates for preferred shareholders and less income available for common shareholders. It is important to remember that leverage can increase NAV volatility as well as investment potential. Greater stability in both long and short-term interest rates in 1996 has reduced some of the pressures on dividends and NAVs for many leveraged funds.

  Another factor that can act to lower dividends is bond calls. When the Federal Reserve Board cut rates between July 1995 and January 1996, long-term municipal bond yields reacted by declining almost 130 basis points from their levels at the beginning of 1995. As older, higher-yielding bonds were called from some portfolios, they were replaced with the bonds available in the market today, reducing fund earnings. To minimize the effect of bond calls and protect investors' current income, Nuveen has taken advantage of opportunities to invest in an increased number of non-callable bonds as well as bonds priced at a discount from their par value.

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.
NCA

Dividends of this unleveraged fund have been consistently at an attractive level despite a modest reduction in April. Dividends are adjusted periodically to reflect the current earnings of the portfolio.

12 MONTH DIVIDEND HISTORY
Date         Monthly Dividends  Supplemental Dividends    Capital Gains
09/13/95     $0.0530
10/11/95     $0.0530
11/13/95     $0.0530
12/13/95     $0.0530                                      $0.0628
01/10/96     $0.0530
02/13/96     $0.0530
03/13/96     $0.0530
04/11/96     $0.0500
05/13/96     $0.0500
06/12/96     $0.0500
07/11/96     $0.0500
08/13/96     $0.0500
FUND HIGHLIGHTS 8/31/96
Yield                                         5.93%
Taxable-equivalent yield                     10.22%
Annual total return on NAV                    5.16%
Taxable-equivalent total return               9.71%
Share price                                 $10.125
NAV                                         $10.03
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.
NCP
In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.

12 MONTH DIVIDEND HISTORY
Date         Monthly Dividends    Supplemental Dividends      Capital Gains
09/13/95     $0.0860
10/11/95     $0.0860
11/13/95     $0.0860
12/13/95     $0.0860
01/10/96     $0.0860
02/13/96     $0.0860
03/13/96     $0.0860
04/11/96     $0.0860
05/13/96     $0.0860
06/12/96     $0.0860
07/11/96     $0.0860
08/13/96     $0.0860
FUND HIGHLIGHTS 8/31/96
Yield                                         6.55%
Taxable-equivalent yield                     11.29%
Annual total return on NAV                    6.53%
Taxable-equivalent total return              11.51%
Share price                                 $15.75
NAV                                         $15.41
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC.
NCO
Dividends of NCO have been consistently at an attractive level despite a modest reduction in February. Dividends are adjusted periodically to reflect the current earnings of the portfolio.

12 MONTH DIVIDEND HISTORY
Date         Monthly Dividends    Supplemental Dividends      Capital Gains

09/13/95     $0.0860
10/11/95     $0.0860
11/13/95     $0.0860
12/13/95     $0.0860                                           $0.0255
01/10/96     $0.0860
02/13/96     $0.0845
03/13/96     $0.0845
04/11/96     $0.0845
05/13/96     $0.0845
06/12/96     $0.0845
07/11/96     $0.0845
08/13/96     $0.0845
FUND HIGHLIGHTS 8/31/96
Yield                                         6.39%
Taxable-equivalent yield                     11.02%
Annual total return on NAV                    6.31%
Taxable-equivalent total return              11.19%
Share price                                 $15.875
NAV                                         $15.57
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQC
Dividends of NQC have been consistently at an attractive level despite a modest reduction in June. Dividends are adjusted periodically to reflect the current earnings of the portfolio.

12 MONTH DIVIDEND HISTORY
Date         Monthly Dividends    Supplemental Dividends      Capital Gains
09/13/95     $0.0855
10/11/95     $0.0855
11/13/95     $0.0855
12/13/95     $0.0855
01/10/96     $0.0855
02/13/96     $0.0855
03/13/96     $0.0855
04/11/96     $0.0855
05/13/96     $0.0855
06/12/96     $0.0825
07/11/96     $0.0825
08/13/96     $0.0825
FUND HIGHLIGHTS 8/31/96
Yield                                         6.34%
Taxable-equivalent yield                     10.93%
Annual total return on NAV                    6.72%
Taxable-equivalent total return              11.66%
Share price                                 $15.625
NAV                                         $15.37
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.
NVC
In keeping with the Fund's goal of providing attractive, dependable tax-free income, share holders enjoyed 12 months of steady dividends. In addition, shareholders received a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
Date         Monthly Dividends    Supplemental Dividends      Capital Gains

09/13/95     $0.0820
10/11/95     $0.0820
11/13/95     $0.0820
12/13/95     $0.0820                                          $0.0988
01/10/96     $0.0820
02/13/96     $0.0820
03/13/96     $0.0820
04/11/96     $0.0820
05/13/96     $0.0820
06/12/96     $0.0820
07/11/96     $0.0820
08/13/96     $0.0820
FUND HIGHLIGHTS 8/31/96
Yield                                         6.35%
Taxable-equivalent yield                     10.95%
Annual total return on NAV                    6.95%
Taxable-equivalent total return              11.79%
Share price                                 $15.50
NAV                                         $15.19
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.
NUC
In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. In addition, shareholders received a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
Date         Monthly Dividends    Supplemental Dividends      Capital Gains

09/13/95     $0.0800
10/11/95     $0.0800
11/13/95     $0.0800
12/13/95     $0.0800                                           $0.0175
01/10/96     $0.0800
02/13/96     $0.0800
03/13/96     $0.0800
04/11/96     $0.0800
05/13/96     $0.0800
06/12/96     $0.0800
07/11/96     $0.0800
08/13/96     $0.0800
FUND HIGHLIGHTS 8/31/96
Yield                                         6.40%
Taxable-equivalent yield                     11.03%
Annual total return on NAV                    7.89%
Taxable-equivalent total return              12.64%
Share price                                 $15.00
NAV                                         $15.24
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date
(in the case of this report, August 31, 1996) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given federal and state income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the combined tax rate is assumed to be 42% for California shareholders, based on incomes of $121,300-$263,750 for investors filing singly, $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares (if applicable), divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock (if applicable) in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended August 31, 1996. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC. (NCA)
PRINCIPAL                                                                                   RAT-     OPT. CALL       MARKET
AMOUNT         DESCRIPTION                                                                  INGS*    PROVISIONS**    VALUE
               California Health Facilities Authority, Health Facility
                Revenue Bonds (The Whittier Institute for Diabetes and
                Endocrinology), Series 1988A:
 $ 1,335,000    8.000%, 12/01/00                                                            N/R      12/98 at 102     $ 1,417,904
   3,615,000    8.400%, 12/01/08                                                            N/R      12/98 at 102       3,861,435
   1,500,000   California Health Facilities Financing Authority, Health Facilities
                Revenue Bonds (Sutter Health System), Series 1987B, 8.000%, 1/01/16
                (Pre-refunded to 1/01/97)                                                    A1       1/97 at 102       1,550,475
   1,000,000   California Health Facilities Financing Authority, Health Facility Revenue
                Bonds (Health Dimensions, Incorporated), 1990 Series A,
                7.375%, 5/01/07 (Pre-refunded to 5/01/00)                                    Ba       5/00 at 102       1,113,690
   1,500,000   California Health Facilities Financing Authority, Revenue Bonds
                (St. Joseph Health System), Series 1991 A, 7.000%, 7/01/10
                (Pre-refunded to 7/01/01)                                                    AA       7/01 at 102       1,674,645
   8,500,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1987 Series A, 8.200%, 8/01/17                                               Aa       8/97 at 102       8,855,045
   1,945,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1988 Series B, 8.600%, 8/01/19 (Alternative Minimum Tax)                     Aa       8/98 at 102       2,039,974
     345,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1988 Series G, 8.150%, 8/01/19 (Alternative Minimum Tax)                     Aa       8/98 at 102         359,542
   1,065,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1988 Series E, 8.350%, 8/01/19 (Alternative Minimum Tax)                     Aa       8/98 at 102       1,110,923
   2,090,000   California Housing Finance Agency, Housing Revenue Bonds (Insured),
                1988 Series A, 8.200%, 2/01/20 (Alternative Minimum Tax)                    Aaa       8/98 at 102       2,203,111
   2,200,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1995 Series M, 6.050%, 8/01/15 (Alternative Minimum Tax)                    Aaa       2/06 at 102       2,180,310
   3,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1995 Series J, 6.000%, 8/01/17                                              Aaa       8/05 at 102       2,999,820
   2,765,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1994 Series F-3, 6.100%, 8/01/15 (Alternative Minimum Tax)                  Aaa       8/05 at 102       2,755,627
   1,500,000   California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Pacific Gas and Electric Company), 1987 Series B,
                8.875%, 1/01/10 (Alternative Minimum Tax)                                     A      12/97 at 102       1,593,105
   5,000,000   California Pollution Control Financing Authority, Fixed Rate Resource
                Recovery Revenue Bonds (Waste Management, Inc.), 1991 Composite
                Series A, 7.150%, 2/01/11 (Alternative Minimum Tax)                          A1       2/01 at 103       5,391,700
     685,000   California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                1993 Issue A, Series 2, 7.950%, 12/01/24 (Alternative Minimum Tax)          Aaa      No Opt. Call         775,283
   5,000,000   California Statewide Communities Development Authority, Series A
                Certificates of Participation, Pacific Homes, 6.000%, 4/01/17                 A       4/03 at 102       4,921,350
   8,000,000   Department of Veterans Affairs of the State of California, Home Purchase
                Revenue Bonds, 1988 Series A, 8.300%, 8/01/19 (Alternative
                Minimum Tax)                                                                 Aa       8/98 at 102       8,351,120
   9,000,000   State Public Works Board of the State of California Lease Revenue Bonds
                (Department of Corrections), 1996 Series A (California Substance
                Abuse Treatment Facility and State Prison at Corcoran (Corcoran II)),
                5.250%, 1/01/21                                                             Aaa       1/06 at 100       8,330,490
   1,885,000   State of California, Various Purpose, General Obligation Bonds,
                7.000%, 8/01/08                                                              A1      No Opt. Call       2,173,518
               Trust Certificates, Trustees of the California State University to the
                California State University Institute:
   1,405,000    7.000%, 6/01/07 (Pre-refunded to 12/01/00)                                  N/R  12/00 at 101 7/8       1,563,287
   1,725,000    7.200%, 6/01/10 (Pre-refunded to 12/01/00)                                  N/R  12/00 at 101 7/8       1,932,569
   2,100,000   ABAG Finance Authority for Nonprofit Corporations, 1991 Certificates
                of Participation (United Way of Santa Clara County Project),
                7.200%, 7/01/11                                                             Aa2       7/01 at 102       2,268,399
   3,000,000   Certificates of Participation (1991 Financing Project), County of Alameda,
                California, Alameda County Public Facilities Corporation,
                6.000%, 9/01/21                                                             Aaa       9/06 at 102       2,999,970
PRINCIPAL                                                                                  RAT-      OPT. CALL       MARKET
AMOUNT         DESCRIPTION                                                                 INGS*     PROVISIONS**    VALUE
 $ 5,000,000   City of Arcadia, California, Hospital Revenue Bonds (Methodist Hospital
                of Southern California), Series 1987, 7.875%, 8/01/10                         A       8/97 at 102     $ 5,268,350
   1,000,000   City of Arcadia, California, Hospital Revenue Bonds (Methodist Hospital
                of Southern California), Series 1992, 6.500%, 11/15/12                        A      11/02 at 102       1,030,940
   7,085,000   Brea Public Financing Authority, Revenue Bonds, 1988 Series A (Agency
                Loan), 8.100%, 10/01/14                                                     N/R      10/96 at 102       7,231,022
   2,750,000   Campbell Union School District, Santa Clara County, California, 1994
                General Obligation Bonds, Series A, 6.250%, 8/01/19                         Aaa       8/04 at 102       2,836,955
   5,000,000   Castaic Lake Water Agency (California), Refunding Revenue Certificates
                of Participation (Water System Improvement Projects), Series 1994A,
                6.300%, 8/01/20                                                             Aaa       8/04 at 102       5,176,750
   4,000,000   Chino Unified School District, Certificates of Participation (1995 Master
                Lease Program), 6.000%, 9/01/20                                             Aaa       9/05 at 102       3,997,480
               Town of Colma, Refunding Improvement Bonds, Series 1986-A (Colma
                Local Improvement District No. 1 Reassessment Project):
     870,000    8.125%, 9/02/03                                                             N/R       9/96 at 103         904,313
   1,140,000    8.125%, 9/02/04                                                             N/R       9/96 at 103       1,184,962
   1,240,000    8.125%, 9/02/05                                                             N/R       9/96 at 103       1,286,785
     500,000   Contra Costa Water District (Contra Costa County, California), Water
                Revenue Bonds, Series G, 5.750%, 10/01/14                                   Aaa      10/04 at 102         496,915
   2,065,000   County of Contra Costa, California, 1988 Home Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 8.250%, 6/01/21
                (Alternative Minimum Tax)                                                   Aaa      No Opt. Call       2,611,750
               Redevelopment Agency of the City of Durarte, California, Huntington
                Drive Phase II Redevelopment Project Area, 1988 Tax Allocation Bonds:
   1,170,000    7.900%, 10/01/02                                                            N/R      10/97 at 102       1,229,190
   3,745,000    8.000%, 10/01/10                                                            N/R      10/97 at 102       3,898,433
   1,470,000   El Paso de Robles Redevelopment Agency (Paso Robles Redevelopment
                Project), 1991 Tax Allocation Bonds (Bank Qualified), 7.250%, 7/01/21       BBB       7/00 at 102       1,544,294
   3,600,000   Emeryville Public Financing Authority (Alameda County, California),
                1988 Revenue Bonds, Series A (Emeryville Redevelopment Project,
                Subordinate Lien), 8.100%, 2/01/18 (Pre-refunded to 2/01/97)                 A-       2/97 at 102       3,734,820
     950,000   Inglewood Public Finance Authority, 1992 Revenue Bonds, Series C
                (In-Town, Manchester and North Inglewood Industrial Park
                Redevelopment Projects-Housing Set-Aside Loans), 7.000%, 5/01/22             A-       5/02 at 102         989,549
     955,000   Inglewood Public Finance Authority, 1992 Revenue Bonds, Series B
                (In-Town, Manchester-Prairie and North Inglewood Industrial Park
                Redevelopment Project Redevelopment Loans), 7.000%, 5/01/22                 Baa       5/02 at 102       1,001,260
   2,000,000   Redevelopment Agency of The City of Long Beach, California (Los
                Angeles County, California), Downtown Redevelopment Project Tax
                Allocation Refunding Bonds, Series 1988B, 8.300%, 11/01/10
                (Pre-refunded to 5/01/98)                                                   N/R       5/98 at 102       2,168,280
   5,000,000   The Community Redevelopment Agency of the City of Los Angeles,
                California, Central Business District Redevelopment Project Tax
                Allocation Refunding Bonds, Series G, 6.750%, 7/01/10                        A-       7/97 at 102       5,108,000
   8,515,000   Los Angeles Convention and Exhibition Center Authority, California,
                Certificates of Participation, Series 1985, 9.000%, 12/01/20
                (Pre-refunded to 12/01/05)                                                  Aaa      12/05 at 100      11,060,304
               Los Angeles Convention and Exhibition Center Authority, Lease Revenue
                Bonds, 1993 Refunding Series A, The City of Los Angeles (California):
   2,500,000    5.375%, 8/15/18                                                             Aaa       8/03 at 102       2,338,050
   2,000,000    5.125%, 8/15/21                                                             Aaa       8/03 at 102       1,790,400
   1,100,000   Department of Water and Power of the City of Los Angeles (California),
                Electric Plant Revenue Bonds, Issue of 1990, 7.125%, 5/15/30
                (Pre-refunded to 5/15/00)                                                    Aa       5/00 at 102       1,214,169
     100,000   The City of Los Angeles, Single Family Home Mortgage Revenue Bonds
                (GNMA and FNMA Mortgage-Backed Securities Program), 1991
                Issue A, 6.875%, 6/01/25 (Alternative Minimum Tax)                          AAA      12/01 at 102         102,825
PRINCIPAL                                                                                  RAT-      OPT. CALL       MARKET
AMOUNT         DESCRIPTION                                                                 INGS*     PROVISIONS**    VALUE
 $ 7,965,000   The City of Los Angeles (California), Wastewater System Revenue Bonds,
                Series 1987, 8.125%, 11/01/17 (Pre-refunded to 11/01/97)                    AAA      11/97 at 102     $ 8,502,399
   3,000,000   Los Angeles County Metropolitan Transportation Authority (California),
                Proposition C Sales Tax Revenue Bonds, Second Senior Bonds, Series
                1995-A, 5.500%, 7/01/17                                                     Aaa       7/05 at 102       2,875,980
               Los Angeles County, California, Transportation Commission, Sales Tax
                Revenue Refunding Bonds, Series 1987 A:
   3,465,000    7.900%, 7/01/08 (Pre-refunded to 7/01/97)                                   Aaa       7/97 at 102       3,649,546
   2,500,000    8.000%, 7/01/16 (Pre-refunded to 7/01/97)                                   Aaa       7/97 at 102       2,635,175
   2,635,000   Community Development Agency of The City of Menlo Park,
                Multifamily Housing Revenue Bonds (FHA Insured Mortgage Loan -
                The Gateway Project), Series 1987A, 8.250%, 12/01/28                         Aa       6/97 at 103       2,765,090
   4,000,000   Modesto Irrigation District Financing Authority, Domestic Water Project
                Revenue Bonds, Series 1995C, 5.750%, 9/01/22                                Aaa       9/05 at 102       3,923,320
   8,500,000   County of Orange, California, Certificates of Participation, Series 1987
                (Civic Center Parking Facilities Projects), 8.250%, 12/01/18
                (Pre-refunded to 12/01/97)                                                  AAA      12/97 at 102       9,113,020
   8,565,000   City of Palmdale, California, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), Series 1988A,
                0.000%, 3/01/17                                                             Aaa      No Opt. Call       2,459,097
   2,425,000   City of Pasadena, Insured Health Facilities Revenue Bonds (Pacific
                Clinics), Series 1988A, 8.200%, 6/01/18                                       A       9/96 at 101       2,442,121
   1,500,000   Sacramento Area Flood Control Agency, North Area Local Project,
                Capital Assessment District No. 2 Bonds, Series 1995,
                5.375%, 10/01/25                                                            Aaa      10/05 at 102       1,403,865
   4,430,000   City of Sacramento, California, Certificates of Participation (1987 Public
                Facilities Project), 8.250%, 8/01/12 (Pre-refunded to 8/01/97)              AAA   8/97 at 102 1/2       4,714,406
   7,750,000   Sacramento County Sanitation Districts Financing Authority, 1993
                Revenue Bonds, 4.750%, 12/01/23                                              Aa      12/03 at 102       6,416,613
   1,265,000   San Benito Hospital District, Insured Health Facility Revenue Bonds,
                Series 1991A, 6.750%, 12/01/21                                                A      12/01 at 102       1,317,346
  20,415,000   County of San Bernardino, California, Single Family Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities), 1988 Series A,
                0.000%, 9/01/21 (Alternative Minimum Tax)                                   Aaa      No Opt. Call       4,297,970
               Certificates of Participation (1991 Refunding Project), San Diego
                Community College District, County of San Diego, California:
   1,000,000    8.625%, 12/01/09 (Pre-refunded to 12/01/97)                                 N/R      12/97 at 102       1,074,860
   1,000,000    8.625%, 12/01/09 (Pre-refunded to 12/01/97)                                 AAA      12/97 at 102       1,076,660
   2,000,000   Redevelopment Agency of The City of San Diego, California, Horton
                Plaza Project, Tax Allocation Refunding Bonds, Series 1988,
                8.125%, 7/01/08 (Pre-refunded to 7/01/98)                                  Baa1       7/98 at 102       2,176,600
   5,490,000   Airports Commission City and County of San Francisco, California,
                San Francisco International Airport, Second Series Revenue Bonds,
                Issue 10, 5.625%, 5/01/21 (Alternative Minimum Tax)                         Aaa       5/06 at 102       5,222,802
   5,925,000   Airports Commission, City and County of San Francisco, California, San
                Francisco International Airport, Second Series Revenue Bonds, Issue 11
                (Noise Insulation Program), 6.200%, 5/01/19 (Alternative Minimum Tax)       Aaa       5/05 at 101       5,977,970
   6,000,000   Public Utilities Commission of the City and County of San Francisco,
                California, San Francisco Water Revenue Bonds, Refunding Series of
                1987, 8.000%, 11/01/11                                                       Aa      11/97 at 102       6,371,280
   3,000,000   Redevelopment Agency of the City and County of San Francisco,
                Multifamily Housing Refunding Revenue Bonds, Series 1994 (GNMA
                Collateralized - South Beach Marina Project), 5.700%, 3/01/29               Aaa       3/04 at 102       2,843,310
   5,000,000   Redevelopment Agency of the City of San Jose, Merged Area
                Redevelopment Project, Tax Allocation Bonds, Series 1993,
                5.000%, 8/01/20                                                             Aaa       2/04 at 102       4,447,350
   3,000,000   San Jose-Santa Clara Clean Water Financing Authority, Sewer Revenue
                Bonds, Series 1995A, 5.375%, 11/15/20                                       Aaa      11/05 at 101       2,821,980
PRINCIPAL                                                                                   RAT-     OPT. CALL       MARKET
AMOUNT         DESCRIPTION                                                                  INGS*    PROVISIONS**    VALUE
  $ 2,635,000   Southern California Home Financing Authority, Single Family Mortgage
                 Revenue Bonds (GNMA Mortgage-Backed Securities Program), 1988
                 Issue A, 8.125%, 2/01/21 (Alternative Minimum Tax)                          AAA      No Opt. Call     $ 2,744,379
    1,600,000   Southern California Public Power Authority, Mead-Phoenix Project
                 Revenue Bonds, 1994 Series A, 4.750%, 7/01/16                               Aaa       7/04 at 102       1,388,960
    3,000,000   Southern California Public Power Authority, Transmission Project
                 Revenue Bonds, 1993 Subordinate Refunding Series (Southern
                 Transmission Project), 5.000%, 7/01/22                                      Aaa       7/03 at 100       2,631,420
    2,325,000   Temecula Valley Unified School District County of Riverside, California,
                 1990 General Obligation Bonds, Series F, 6.000%, 9/01/20                    Aaa       9/06 at 102       2,339,834
    5,050,000   The Regents of the University of California, Refunding Revenue Bonds
                 (Multiple Purpose Projects), Series A, 6.875%, 9/01/16 (Pre-refunded
                 to 9/01/02)                                                                  A-       9/02 at 102       5,699,380
    3,590,000   Certificates of Participation (1988 Property Acquisition - Series C),
                 Walnut Valley Unified School District (County of Los Angeles,
                 California), 8.200%, 1/01/13 (Pre-refunded to 1/01/97)                      N/R       1/97 at 102       3,712,413
 $262,945,000   Total Investments - (cost $234,595,965) - 98.3%                                                        247,674,234
 ============
                TEMPORARY INVESTMENTS IN SHORT-TERM
                MUNICIPAL SECURITIES - 0.9%
  $ 1,000,000   California Health Facilities Financing Authority (Sutter/CHS), Insured
                 Revenue 1996B, Variable Rate Demand Bonds, 3.650%, 7/01/12+              VMIG-1                         1,000,000
      565,000   California Health Facilities Financing Authority, Refunding Revenue
                 Bonds (St. Joseph Health System), Series 1985A, Variable Rate Demand
                 Bonds, 3.700%, 7/01/13+                                                  VMIG-1                           565,000
      700,000   Certificates of Participation, California Statewide Communities
                 Development Authority, St. Joseph Health System Obligated Group,
                 Variable Rate Demand Bonds, 3.650%, 7/01/24+                             VMIG-1                           700,000
  $ 2,265,000   Total Temporary Investments - 0.9%                                                                       2,265,000
  ===========
                Other Assets Less Liabilities - 0.8%                                                                     2,008,396
                Net Assets - 100%                                                                                     $251,947,630
                                                                                                                      ============
                                                                               NUMBER OF             MARKET      MARKET
                          STANDARD & POOR'S                     MOODY'S       SECURITIES              VALUE     PERCENT
SUMMARY OF                              AAA                         Aaa               36       $127,725,483          51%
RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               11         41,426,800          17
PORTFOLIO OF                             A+                          A1                3          9,115,693           3
INVESTMENTS                           A, A-                   A, A2, A3               10         32,104,961          13
(EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                3          4,722,154           2
TEMPORARY                      BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                1          1,113,690           1
INVESTMENTS):                     Non-rated                   Non-rated               13         31,465,453          13
TOTAL                                                                                 77       $247,674,234         100%

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC. (NCP)
PRINCIPAL                                                                                 RAT-      OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                                INGS*     PROVISIONS**      VALUE
 $ 2,000,000   California Educational Facilities Authority, Revenue Bonds (St. Mary's
                College of California Project), Series 1990, 7.500%, 10/01/20
                (Pre-refunded to 10/01/00)                                                Aaa       10/00 at 102      $ 2,257,720
               California Educational Facilities Authority Revenue Bonds (University
                of San Francisco), Series 1996:
   1,500,000    6.000%, 10/01/16                                                          Aaa       10/06 at 102        1,522,455
   1,500,000    6.000%, 10/01/26                                                          Aaa       10/06 at 102        1,514,670
   5,500,000   California Health Facilities Financing Authority, Health Facility Revenue
                Bonds (Pomona Valley Hospital Medical Center), 1989 Series A,
                9.750%, 1/01/19                                                            A-        1/00 at 102        6,422,405
   2,000,000   California Health Facilities Financing Authority, Kaiser Permanente,
                Revenue Bonds, 1989 Series A, 7.000%, 10/01/08                             AA       10/99 at 102        2,146,420
   6,500,000   California Health Facilities Financing Authority, Insured Hospital
                Revenue Bonds (Children's Hospital-San Diego), Series 1990,
                7.000%, 7/01/13                                                           Aaa        7/00 at 102        7,162,415
   2,780,000   California Health Facilities Financing Authority, Insured Health Facility
                Revenue Refunding Bonds (Valley Memorial Hospital), 1993 Series A,
                6.000%, 5/01/17                                                             A        5/03 at 102        2,736,076
               California Health Facilities Financing Authority, Health
                Facility Revenue Bonds (Health Dimensions, Incorporated), 1990
                Series A:
   4,175,000    7.250%, 5/01/03 (Pre-refunded to 5/01/00)                                  Ba        5/00 at 102        4,632,204
   5,000,000    7.500%, 5/01/15 (Pre-refunded to 5/01/00)                                  Ba        5/00 at 102        5,589,350
   4,800,000   California Health Facilities Financing Authority, Health Facility Revenue
                Bonds (Sisters of Providence), Series 1990, 7.500%, 10/01/10
                (Pre-refunded to 10/01/00)                                                AA-       10/00 at 102        5,401,248
   4,915,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1990 Series A, 7.700%, 8/01/30 (Alternative Minimum Tax)                   Aa        2/00 at 102        5,157,948
   4,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1995 Series B, 7.125%, 2/01/26 (Alternative Minimum Tax)                   Aa        2/05 at 102        4,196,080
   3,000,000   California Statewide Communities Development Authority (Triad
                Healthcare), Revenue Refunding Series 1992, Certificates of
                Participation, 6.250%, 8/01/06                                              A       No Opt. Call        3,136,260
   7,900,000   Department of Veterans Affairs of the State of California, Home Purchase
                Revenue Bonds, 1988 Series A, 8.300%, 8/01/19 (Alternative
                Minimum Tax)                                                               Aa        8/98 at 102        8,246,731
   6,000,000   State of California, Various Purpose General Obligation Bond,
                5.750%, 3/01/14                                                            A1        3/05 at 101        5,938,020
               Trust Certificates, Trustees of the California State University to the
                California State University Institute:
   1,500,000    7.100%, 6/01/08 (Pre-refunded to 12/01/00)                                N/R   12/00 at 101 7/8        1,674,735
   1,610,000    7.150%, 6/01/09 (Pre-refunded to 12/01/00)                                N/R   12/00 at 101 7/8        1,800,640
   6,080,000   City of Anaheim, California, Certificates of Participation, Anaheim
                Memorial Hospital Association, 7.125%, 5/15/13                            Aaa        5/00 at 102        6,729,770
   7,520,000   Antelope Valley Hospital District, Series 1989 Certificates of Participation,
                7.350%, 1/01/20                                                             A        1/98 at 102        7,848,323
   4,720,000   Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospitals of Central California),
                5.000%, 2/01/23                                                             A        2/03 at 100        3,890,507
  12,600,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego
                Gas and Electric Company), 1992 Series A, 6.400%, 12/01/27
                (Alternative Minimum Tax)                                                 Aaa       12/02 at 102       12,968,172
   1,850,000   City of Coalinga, California, Certificates of Participation (1989 Coalinga
                Return to Custody Facility), 7.000%, 4/01/10                             BBB+        4/00 at 102        1,921,928
   4,000,000   Contra Costa Water District (Contra Costa County, California), Water
                Revenue Bonds, Series C, 6.750%, 10/01/20 (Pre-refunded to 10/01/00)      N/R       10/00 at 102        4,396,640
   4,000,000   County of Contra Costa, California, 1988 Home Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 8.250%, 6/01/21
                (Alternative Minimum Tax)                                                 Aaa       No Opt. Call        5,059,080
PRINCIPAL                                                                                  RAT-      OPT. CALL         MARKET
AMOUNT          DESCRIPTION                                                                INGS*     PROVISIONS**      VALUE
  $ 2,000,000   Cudahy Redevelopment Agency, Cudahy Redevelopment Project, Tax
                 Allocation Refunding Bonds, Series 1994A, 6.700%, 9/01/24                 BBB        9/03 at 102      $ 1,981,280
    3,000,000   Hospital Revenue Certificates of Participation (Desert Hospital
                 Corporation Project), Series 1990, 8.100%, 7/01/20 (Pre-refunded
                 to 7/01/00)                                                               AAA        7/00 at 102        3,428,640
   10,000,000   East Bay Municipal Utility District (Alameda and Contra Costa Counties,
                 California), Water System Subordinated Revenue Bonds, Series 1990,
                 7.500%, 6/01/18 (Pre-refunded to 6/01/00)                                 Aaa        6/00 at 102       11,206,500
    2,000,000   East Bay Municipal Utility District Water System, 6.000%, 6/01/12          Aaa        6/02 at 102        2,046,400
    3,000,000   Folsom Public Financing Authority (Sacramento County, California),
                 1990 Local Agency Revenue Bonds, Series A, 7.250%, 10/01/10              BBB+       10/00 at 102        3,178,230
    3,000,000   Fontana Public Financing Authority (San Bernardino County, California),
                 Tax Allocation Revenue Bonds (North Fontana Redevelopment Project),
                 1990 Series A, 7.250%, 9/01/20                                            BB+        9/00 at 102        2,930,100
                Fresno Unified School District, Fresno County, California, Certificates of
                 Participation for Measure A Capital Projects, Series of 1992B for
                 Project Phase IX:
    1,700,000    6.600%, 5/01/08                                                             A        5/00 at 102        1,767,643
    1,765,000    6.700%, 5/01/09                                                             A        5/00 at 102        1,835,035
    2,500,000   Fruitvale School District, Certificates of Participation (1990 Improvement
                 Project), 7.875%, 6/01/04                                                 Baa        6/00 at 102        2,708,825
    2,000,000   LaQuinta Redevelopment Agency, LaQuinta Redevelopment Project,
                 Tax Allocation Refunding Bonds, Series 1990, 8.400%, 9/01/12              Aaa        9/00 at 102        2,317,480
    1,700,000   Lancaster Housing Authority, Lease Revenue Bonds (Brierwood
                 Mobilehome Park Project), Issue of 1994, 7.200%, 4/01/24                 BBB+        4/99 at 102        1,726,265
    6,750,000   Department of Airports of The City of Los Angeles, Refunding Revenue
                 Bonds, 1989 Series B, 7.400%, 5/01/10                                      Aa        5/97 at 102        7,040,588
    2,500,000   Department of Water and Power of the City of Los Angeles, California,
                 Electric Plant Revenue Bonds, Issue of 1988, 7.900%, 5/01/28               Aa        5/98 at 102        2,697,450
    4,445,000   Department of Water and Power of The City of Los Angeles (California),
                 Electric Plant Revenue Bonds, Second Issue of 1993, 5.000%, 10/15/33       Aa       10/03 at 102        3,732,066
                Department of Water and Power of The City of Los Angeles, Water
                 Works Refunding Revenue Bonds, Second Issue of 1993:
    3,000,000    4.500%, 5/15/13                                                            Aa        5/03 at 102        2,541,750
    4,270,000    4.500%, 5/15/18                                                            Aa        5/03 at 102        3,473,432
    5,600,000   City of Los Angeles, California, Wastewater System Revenue Bonds,
                 Series 1988, 7.625%, 8/01/14 (Pre-refunded to 8/01/98)                    Aaa        8/98 at 102        6,066,760
    5,000,000   The City of Los Angeles Wastewater System Revenue Bonds, Refunding
                 Series 1991-C, 7.100%, 6/01/18                                             A1        6/99 at 102        5,354,350
    2,375,000   Community Development Commission of the County of Los Angeles,
                 Mortgage Revenue Refunding Bonds, Series 1993, FHA Insured
                 Mortgage Loan-Los Tomas Apartments, Section 8 Assisted Project,
                 6.500%, 7/15/23                                                           Aaa        5/03 at 100        2,415,779
    5,000,000   Los Angeles County Metropolitan Transportation Authority (California),
                 Proposition A, Sales Tax Revenue Refunding Bonds, Series 1993-A,
                 5.000%, 7/01/21                                                           Aaa        7/03 at 100        4,396,200
    7,000,000   Los Angeles County, California, Transportation Commission, Sales Tax
                 Revenue Refunding Bonds, Series 1987 A, 8.000%, 7/01/16
                 (Pre-refunded to 7/01/97)                                                 Aaa        7/97 at 102        7,378,490
    2,445,000   Certificates of Participation (Western Nevada County Solid Waste
                 Management System--1991 Project), County of Nevada, California,
                 7.250%, 6/01/08                                                           Baa        6/01 at 102        2,492,189
    3,415,000   City of Oakland, California, Special Refunding Revenue Bonds
                 (Pension Financing), 1988 Series A, 7.600%, 8/01/21                       Aaa        8/98 at 102        3,670,442
    8,800,000   County of Orange, California 1996 Recovery Certificates of Participation,
                 Series A, 6.000%, 7/01/26                                                 Aaa        7/06 at 102        8,793,048
    3,760,000   Pleasanton Joint Powers Financing Authority, Reassessment Revenue
                 Bonds, 1993 Series A, 6.000%, 9/02/05                                     Baa        9/03 at 102        3,926,004
PRINCIPAL                                                                                  RAT-      OPT. CALL         MARKET
AMOUNT          DESCRIPTION                                                                INGS*     PROVISIONS**      VALUE
  $ 8,000,000   Port of Oakland, California, Revenue Bonds, 1990 Series D,
                 8.000%, 11/01/00                                                          Aaa       No Opt. Call      $ 9,031,840
                Rancho Cucumonga Redevelopment Agency (San Bernardino County,
                 California), Rancho Redevelopment Project, 1990 Tax Allocation Bonds:
    2,285,000    7.125%, 9/01/19 (Pre-refunded to 9/01/99)                                 Aaa        9/99 at 102        2,506,942
    2,215,000    7.125%, 9/01/19                                                           Aaa        9/99 at 102        2,393,573
    4,630,000   County of Sacramento, Airport System PFC and Subordinated Revenue
                 Bonds, Series 1996D, 6.000%, 7/01/16 (DD)                                 Aaa        7/06 at 102        4,698,154
    2,000,000   Redevelopment Agency of The City of San Diego, California, Marina
                 Redevelopment Project, Tax Allocation Refunding Bonds, Series 1987,
                 8.750%, 12/01/08 (Pre-refunded to 12/01/97)                               Aaa   12/97 at 101 1/2        2,146,800
    3,500,000   Redevelopment Agency of The City of San Diego, California, Columbia
                 Redevelopment Project, Tax Allocation Refunding Bonds, Series 1987,
                 8.750%, 12/01/08 (Pre-refunded to 12/01/97)                               Aaa   12/97 at 101 1/2        3,756,900
    2,700,000   San Diego County Water Authority, Water Revenue Certificates of
                 Participation, Series 1989A, 7.300%, 5/01/09 (Pre-refunded to 5/01/97)    Aaa        5/97 at 102        2,816,127
    2,650,000   San Diego County Water Authority, Water Revenue Certificates of
                 Participation, Series 1991A, 6.375%, 5/01/06                               Aa        5/01 at 102        2,816,261
    5,000,000   Airports Commission, City and County of San Francisco, California,
                 San Francisco International Airport, Second Series Revenue Bonds,
                 Issue 11 (Noise Insulation Program), 6.250%, 5/01/26 (Alternative
                 Minimum Tax)                                                              Aaa        5/05 at 101        5,081,050
    3,500,000   City and County of San Francisco, General Purpose Sewer Revenue Bonds,
                 Series 1988A, 7.250%, 10/01/15 (Pre-refunded to 10/01/97)                 Aaa   10/97 at 101 1/2        3,676,155
    6,470,000   City of San Leandro, California, San Leandro Public Financing Authority,
                 Certificates of Participation (1993 Seismic Retrofit Financing Project),
                 5.950%, 6/01/23                                                             A        6/03 at 102        6,279,847
    2,945,000   City of Santa Maria, California, Hospital Revenue Certificates of
                 Participation (Marian Medical Center), Series 1987, 7.100%, 9/01/13         A        9/97 at 102        3,050,667
    2,500,000   Sierra View Local Hospital District, Insured Health Facility Revenue
                 Bonds, Series 1992, 6.400%, 3/01/22                                         A        3/02 at 102        2,545,375
    3,255,000   Southern California Home Financing Authority, Single Family Mortgage
                 Revenue Bonds (GNMA Mortgage-Backed Securities Program), 1990
                 Issue A, 7.625%, 10/01/23 (Alternative Minimum Tax)                       AAA       10/00 at 102        3,426,376
    4,855,000   Stanislaus County Waste-to-Energy Financing Agency, Solid Waste
                 Facility Refunding Revenue Certificates (Ogden Martin System of
                 Stanislaus, Inc. Project), Series 1990, 7.625%, 1/01/10                  BBB+        1/00 at 102        5,220,630
    2,550,000   Redevelopment Agency of the City of Suisun City, Suisun City
                 Redevelopment Project, 1993 Tax Allocation Refunding Bonds
                 (County of Solano, California), 5.900%, 10/01/23                          Aaa       10/03 at 102        2,544,721
    3,975,000   The Regents of the University of California, Hospital Revenue Bonds
                 (UCLA Medical Center), Series 1990, 7.300%, 12/01/20
                 (Pre-refunded to 12/01/98)                                                 A+       12/98 at 102        4,307,031
 $265,505,000   Total Investments - (cost $260,204,545) - 98.5%                                                        277,753,192
 ============
                Other Assets Less Liabilities - 1.5%                                                                     4,351,137
                Net Assets - 100%                                                                                     $282,104,329
                                                                                                                      ============

                                                                               NUMBER OF             MARKET        MARKET
                          STANDARD & POOR'S                     MOODY'S       SECURITIES              VALUE       PERCENT
SUMMARY OF                              AAA                         Aaa               28       $131,012,659           47%
RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               11         47,449,974           17
PORTFOLIO OF                             A+                          A1                3         15,599,401            6
INVESTMENTS:                          A, A-                   A, A2, A3               10         39,512,138           14
                            BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                8         23,155,351            8
                               BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                3         13,151,654            5
                                  Non-rated                   Non-rated                3          7,872,015            3
TOTAL                                                                                 66       $277,753,192          100%

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(DD) Portion of security purchased on a delayed delivery basis (note 1).

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NCO)
PRINCIPAL                                                                                  RAT-     OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                                 INGS*    PROVISIONS**      VALUE
 $ 1,000,000   California Educational Facilities Authority Revenue Bonds (University of
                San Francisco), Series 1996, 6.000%, 10/01/26                              Aaa      10/06 at 102      $ 1,009,780
   6,250,000   California Health Facilities Financing Authority, Kaiser Permanente,
                Revenue Bonds, 1989 Series A, 7.000%, 10/01/18                              AA      10/99 at 102        6,707,563
   2,000,000   California Health Facilities Financing Authority, Insured Health Facility
                Revenue Refunding Bonds (Valley Memorial Hospital), 1993 Series A,
                6.000%, 5/01/17                                                              A       5/03 at 102        1,968,400
   1,900,000   California Health Facilities Financing Authority, Insured Hospital Revenue
                Bonds (Children's Hospital of San Francisco), 1990 Series A,
                7.500%, 10/01/20                                                           Aaa      10/00 at 102        2,137,994
   5,000,000   California Health Facilities Financing Authority, Health Facility Revenue
                Bonds (Health Dimensions, Incorporated), 1990 Series A,
                7.500%, 5/01/15 (Pre-refunded to 5/01/00)                                   Ba       5/00 at 102        5,589,350
   1,880,000   California Housing Financing Agency Home Mortgage Revenue Bonds,
                1988 Series C, 8.300%, 8/01/19 (Alternative Minimum Tax)                    Aa       8/98 at 102        1,959,392
   3,000,000   California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Pacific Gas and Electric Company), 1987 Series B,
                8.750%, 1/01/07 (Alternative Minimum Tax)                                    A      12/97 at 102        3,181,710
   6,500,000   California State Department of Water Resources, Central Valley Project,
                Water System Revenue Bonds, Series G, 7.125%, 12/01/24
                (Pre-refunded to 6/01/99)                                                  Aaa   6/99 at 101 1/2        7,066,020
   3,000,000   California Statewide Communities Development Authority (Triad
                Healthcare), Revenue Refunding Series 1992, Certificates of Participation,
                6.250%, 8/01/06                                                              A     No. Opt. Call        3,136,260
   5,000,000   Certificates of Participation (Water System Improvement Projects),
                Series 1990, Castaic Lake Water Agency, California, 7.125%, 8/01/16
                (Pre-refunded to 8/01/00)                                                  Aaa       8/00 at 102        5,557,250
   6,800,000   Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospitals of Central California),
                5.000%, 2/01/23                                                              A       2/03 at 100        5,604,968
   8,000,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego
                Gas and Electric Company), 1992 Series A, 6.400%, 12/01/27
                (Alternative Minimum Tax)                                                  Aaa      12/02 at 102        8,233,760
   3,300,000   Contra Costa Water Authority (Contra Costa County, California), Water
                Treatment Revenue Bonds, 1990 Series A, 6.875%, 10/01/20
                (Pre-refunded to 10/01/00)                                                 N/R      10/00 at 102        3,630,759
  5,000,000    Hospital Revenue Certificates of Participation (Desert Hospital
                Corporation Project), Series 1990, 8.100%, 7/01/20 (Pre-refunded
                to 7/01/00)                                                                AAA       7/00 at 102        5,714,400
   5,000,000   Fontana Public Financing Authority (San Bernardino County, California),
                Tax Allocation Revenue Bonds (North Fontana Redevelopment Project),
                1990 Series A, 7.250%, 9/01/20                                             BB+       9/00 at 102        4,883,500
   2,320,000   Inglewood Redevelopment Agency (City of Inglewood, Los Angeles
                County, California), Century Redevelopment Project, 1993 Tax
                Allocation Bonds, Series A, 5.900%, 7/01/03                                BBB      No Opt. Call        2,336,634
   2,100,000   Inland Empire Solid Waste Financing Authority Revenue Bonds, 1996
                Series B (Landfill Improvement Financing Project), 6.250%, 8/01/11
                (Alternative Minimum Tax)                                                  Aaa      No Opt. Call        2,165,814
   1,500,000   Lancaster Housing Authority, Lease Revenue Bonds (Brierwood
                Mobilehome Park Project), Issue of 1994, 7.200%, 4/01/24                  BBB+       4/99 at 102        1,523,175
               City of Loma Linda California, Hospital Revenue Bonds (Loma Linda
                University Medical Center Project), Series 1993-A:
   5,970,000    5.750%, 12/01/03                                                           BBB     No. Opt. Call        5,730,245
   3,000,000    6.500%, 12/01/18                                                           BBB      12/03 at 102        2,918,220
   5,000,000   The City of Los Angeles (California), Los Angeles Convention and
                Exhibition Center Certificates of Participation, 1990 Series,
                7.000%, 8/15/21 (Pre-refunded to 8/15/00)                                  Aaa       8/00 at 102        5,539,050
   5,000,000   Department of Water and Power of the City of Los Angeles, California,
                Water Works Revenue Bonds, Issue of 1989, 7.200%, 2/15/19                   Aa       2/99 at 102        5,407,700
PRINCIPAL                                                                                 RAT-     OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
 $ 4,000,000   Harbor Department of the City of Los Angeles, Revenue Bonds, Issue of
                1995 Series B, 6.625%, 8/01/19 (Alternative Minimum Tax)                    Aa       8/02 at 102      $ 4,200,480
   4,000,000   The City of Los Angeles, California, Wastewater System Revenue Bonds,
                Series 1993-D, 4.700%, 11/01/19                                            Aaa      11/03 at 102        3,364,320
   2,000,000   Certificates of Participation, County of Mendocino to the Mendocino
                County Public Facilities Corporation, 6.000%, 8/15/23                        A       8/03 at 102        1,967,140
   5,890,000   Mt. Diablo Unified School District, Community Facilities District No. 1,
                Special Tax Bonds, Series 1990 (Contra Costa County, California),
                7.050%, 8/01/20                                                            Aaa       8/00 at 102        6,423,811
   1,500,000   Certificates of Participation (Western Nevada County Solid Waste
                Management System - 1991 Project), County of Nevada, California,
                7.250%, 6/01/08                                                            Baa       6/01 at 102        1,528,950
  10,900,000   Ontario Redevelopment Financing Authority (San Bernardino County,
                California), 1995 Revenue Refunding Bonds (Ontario Redevelopment
                Project No. 1), 7.400%, 8/01/25                                            Aaa      No Opt. Call       13,464,988
   1,300,000   Orange County Local Transportation Authority (Orange County,
                California), Measure M Sales Tax Revenue Bonds (Limited Tax Bonds),
                6.000%, 2/15/08                                                             Aa      No Opt. Call        1,353,547
   4,000,000   Certificates of Participation (1990 Project A), Orange County Water
                District, 7.000%, 8/15/15                                                  Aaa       8/00 at 102        4,431,240
               Pomona Public Financing Authority, California 1990 Lease Purchase
                Revenue Bonds, Series J:
   4,035,000    7.700%, 10/01/07 (Pre-refunded to 10/01/00)                                 A-      10/00 at 102        4,562,092
   2,000,000    7.875%, 10/01/15 (Pre-refunded to 10/01/00)                                 A-      10/00 at 102        2,273,360
   4,000,000   City of Pomona, California, Single Family Mortgage Revenue Refunding
                Bonds (GNMA and FHLMC Mortgage-Backed Securities), Series 1990B,
                7.500%, 8/01/23                                                            Aaa      No Opt. Call        4,796,080
   4,000,000   Port of Oakland, California, Revenue Bonds, 1989 Series B,
                7.250%, 11/01/16                                                           Aaa       5/97 at 102        4,155,160
   5,000,000   County of Sacramento, Airport System Revenue Bonds, Series 1996,
                5.900%, 7/01/24 (Alternative Minimum Tax)                                  Aaa       7/06 at 102        4,895,850
   4,700,000   San Bernardino County, California, Certificates of Participation,
                Series 1995 (Medical Center Financing Project), 5.500%, 8/01/22            Aaa       8/05 at 102        4,454,660
   7,000,000   Redevelopment Agency of The City of San Diego, California, Marina
                Redevelopment Project, Tax Allocation Refunding Bonds, Series 1987,
                8.750%, 12/01/08 (Pre-refunded to 12/01/97)                                Aaa  12/97 at 101 1/2        7,513,800
   2,000,000   Sierra View Local Hospital District, Insured Health Facility Revenue
                Bonds, Series 1992, 6.400%, 3/01/22                                          A       3/02 at 102        2,036,300
   2,000,000   Redevelopment Agency of the City of Suisun City, Suisun City
                Redevelopment Project, 1993 Tax Allocation Refunding Bonds (County
                of Solano, California), 5.900%, 10/01/23                                   Aaa      10/03 at 102        1,995,860
   5,000,000   The Regents of the University of California, Revenue Bonds (1990 Seismic
                Safety Projects), 7.300%, 9/01/20                                         BBB+       9/98 at 102        5,393,200
   4,620,000   Vista Joint Powers Financing Authority, 1993 Series B Lease Revenue
                Bonds (Hacienda Drive and Buena Vista Creek), 6.100%, 9/01/20               A-       9/00 at 101        4,514,802
$166,465,000   Total Investments - (cost $162,339,108) - 98.6%                                                        175,327,584
============
PRINCIPAL                                                                              RAT-        OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                             INGS*       PROVISIONS**       VALUE
              TEMPORARY INVESTMENTS IN SHORT-TERM
              MUNICIPAL SECURITIES - 0.4%
 $  600,000   California Pollution Control Financing Authority, Pollution Control
               Revenue Bonds (Shell Oil Company Project), 1991 Series A, Variable
               Rate Demand Bonds, 3.700%, 10/01/07+                                    VMIG-1                         $  600,000
    100,000   California Statewide Communities Development Authority, Tri-Modal
               Variable Rate Revenue Refunding Certificates of Participation (House
               Ear Institute), 1993 Series A, Variable Rate Demand Bonds,
               3.650%, 12/01/18+                                                         A-1+                            100,000
 $  700,000   Total Temporary Investments - 0.4%                                                                         700,000
 ==========
              Other Assets Less Liabilities - 1.0%                                                                     1,834,587
              Net Assets - 100%                                                                                     $177,862,171
                                                                                                                    ============
                                                                               NUMBER OF             MARKET         MARKET
                          STANDARD & POOR'S                     MOODY'S       SECURITIES              VALUE        PERCENT
SUMMARY OF                              AAA                         Aaa               18       $ 92,919,837             53%
RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                5         19,628,682             11
PORTFOLIO OF                          A, A-                   A, A2, A3                9         29,245,032             17
INVESTMENTS                 BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                6         19,430,424             11
(EXCLUDING                     BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                2         10,472,850              6
TEMPORARY                         Non-rated                   Non-rated                1          3,630,759              2
INVESTMENTS):
TOTAL                                                                                 41       $175,327,584            100%

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQC)
PRINCIPAL                                                                                 RAT-     OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
 $ 3,000,000   California Educational Facilities Authority, Revenue Bonds (Chapman
                College), Series 1991, 7.300%, 1/01/02                                     Baa      No Opt. Call      $ 3,214,590
   8,530,000   California Educational Facilities Authority, Revenue and Refunding
                Bonds (Loyola Marymount University), Series 1987, 8.125%, 10/01/17
                (Pre-refunded to 10/01/97)                                                 Aaa      10/97 at 102        9,078,820
               California Educational Facilities Authority Revenue Bonds (University of
                San Francisco), Series 1996:
   2,000,000    6.000%, 10/01/16                                                           Aaa      10/06 at 102        2,029,940
   1,500,000    6.000%, 10/01/26                                                           Aaa      10/06 at 102        1,514,670
               California Health Facilities Financing Authority, Health
                Facility Revenue Bonds (Health Dimensions, Incorporated), 1990
                Series A:
   2,300,000    7.500%, 5/01/15 (Pre-refunded to 5/01/00)                                   Ba       5/00 at 102        2,571,101
   4,395,000    7.000%, 5/01/20 (Pre-refunded to 5/01/00)                                   Ba       5/00 at 102        4,839,510
   8,075,000   California Health Facilities Financing Authority, Hospital Revenue
                Refunding Bonds (Cedars-Sinai Medical Center), Series 1990,
                7.000%, 11/01/15 (Pre-refunded to 11/01/00)                                N/R      11/00 at 102        8,866,027
  11,995,000   California Health Facilities Financing Authority, Kaiser Permanente,
                Revenue Bonds, 1990 Series A, 7.000%, 12/01/10                              AA      12/00 at 102       13,065,674
   2,510,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1988 Series C, 8.300%, 8/01/19 (Alternative Minimum Tax)                    Aa       8/98 at 102        2,615,997
   1,715,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1988 Series E, 8.350%, 8/01/19 (Alternative Minimum Tax)                    Aa       8/98 at 102        1,788,951
   1,185,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1989 Series B, 8.000%, 8/01/29 (Alternative Minimum Tax)                    Aa       8/99 at 102        1,238,337
   4,350,000   California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Pacific Gas and Electric Company), 1987 Series B,
                8.875%, 1/01/10 (Alternative Minimum Tax)                                    A      12/97 at 102        4,620,005
   8,300,000   California Pollution Control Finance Authority, Pollution Control
                Revenue Bonds (Laidlaw Inc.), 1992 Series A, 6.500%, 5/01/02
                (Alternative Minimum Tax)                                                  Aa3       5/97 at 102        8,492,311
   5,500,000   California Pollution Control Financing Authority, Fixed Rate Resource
                Recovery Revenue Bonds (Waste Management, Inc.), 1991 Composite
                Series A, 7.150%, 2/01/11 (Alternative Minimum Tax)                         A1       2/01 at 103        5,930,870
   3,000,000   California Statewide Communities Development Authority (Triad
                Healthcare), Revenue Refunding Series 1992, Certificates of Participation,
                6.250%, 8/01/06                                                              A      No Opt. Call        3,136,260
   3,500,000   State Public Works Board of the State of California, Lease Revenue Bonds
                (Department of Corrections), 1994 Series A (California State Prison-
                Monterey County (Soledad II), 6.875%, 11/01/14                               A      11/04 at 102        3,825,115
  13,335,000   State of California, Various Purpose General Obligation Bond,
                5.750%, 3/01/13                                                             A1       3/05 at 101       13,257,790
   7,000,000   Certificates of Participation (1990 Adelanto Return to Custody Facility),
                City of Adelanto, California, 7.100%, 4/01/10                              BBB       4/00 at 102        7,291,410
   2,195,000   Bell Community Redevelopment Agency, Bell Redevelopment Project
                Area, 1994 Tax Allocation Refunding Bonds, 6.300%, 11/01/13                Aaa      11/03 at 102        2,301,414
   5,885,000   Calaveras County Water District (California), Certificates of Participation
                (1991 Ebbetts Pass Water System Improvements Project),
                6.900%, 5/01/16 (Pre-refunded to 5/01/01)                                  Aaa       5/01 at 102        6,551,829
   7,260,000   Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospitals of Central California),
                5.500%, 2/01/15                                                              A       2/03 at 102        6,613,352
   7,945,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego
                Gas and Electric Company), 1992 Series A, 6.400%, 12/01/27
                (Alternative Minimum Tax)                                                  Aaa      12/02 at 102        8,177,153
   5,500,000   Certificates of Participation (Open Space Acquisition Project), City of
                Cupertino, California, Cupertino Public Facilities Corporation,
                7.125%, 4/01/16 (Pre-refunded to 4/01/01)                                  N/R       4/01 at 102        6,141,300
PRINCIPAL                                                                                  RAT-     OPT. CALL          MARKET
AMOUNT          DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
  $ 4,500,000   Hospital Revenue Certificates of Participation (Desert Hospital
                 Corporation Project), Series 1990, 8.000%, 7/01/10 (Pre-refunded
                 to 7/01/00)                                                                AAA       7/00 at 102      $ 5,127,300
    8,650,000   Fontana Public Financing Authority (San Bernardino County, California),
                 Subordinate Lien Tax Allocation Revenue Bonds (North Fontana
                 Redevelopment Project), 1991 Series A, 7.750%, 12/01/20
                 (Pre-refunded to 12/01/01)                                                 N/R      12/01 at 102       10,019,814
    2,750,000   Certificates of Participation, Fresno Unified School District, Fresno
                 County, California, Series of 1991A for Project Phase VI,
                 7.200%, 5/01/11                                                              A       5/01 at 102        2,936,258
    1,050,000   Certificates of Participation, Fresno Unified School District, Fresno
                 County, California, Series of 1992B for Project Phase IX,
                 6.600%, 5/01/07                                                              A       5/00 at 102        1,098,489
    2,350,000   Lancaster Housing Authority, Lease Revenue Bonds (Brierwood
                 Mobilehome Park Project), Issue of 1994, 7.100%, 4/01/14                  BBB+       4/99 at 102        2,408,703
    5,000,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda
                 University Medical Center Project), Series 1993-A, 6.500%, 12/01/18        BBB      12/03 at 102        4,863,700
    5,000,000   The Community Redevelopment Agency of the City of Los Angeles,
                 California, Central Business District Redevelopment Project Tax
                 Allocation Refunding Bonds, Series G, 6.750%, 7/01/10                       A-       7/97 at 102        5,108,000
    7,990,000   Department of Water and Power of the City of Los Angeles Electric Plant
                 Revenue Bonds, Issue of 1991, 7.100%, 1/15/31                               Aa       1/01 at 102        8,890,393
    6,000,000   The City of Los Angeles, California, Wastewater System Revenue Bonds,
                 Series 1991-A, 7.100%, 2/01/21 (Pre-refunded to 2/01/99)                   Aaa       2/99 at 102        6,503,880
    5,000,000   Los Angeles County, California, Transportation Commission, Sales Tax
                 Revenue Refunding Bonds, Series 1987 A, 8.000%, 7/01/16
                 (Pre-refunded to 7/01/97)                                                  Aaa       7/97 at 102        5,270,350
    5,500,000   Los Angeles County Metropolitan Transportation Authority (California),
                 Proposition ASales Tax Revenue Refunding Bonds, Series 1993-A,
                 6.750%, 7/01/20 (Pre-refunded to 7/01/01)                                  Aaa       7/01 at 102        6,104,230
    2,500,000   M-S-R Public Power Agency, California, San Juan Project Revenue Bonds,
                 Series C, 6.875%, 7/01/19                                                    A       1/97 at 102        2,566,475
    8,000,000   Mt. Diablo Hospital District, Insured Hospital Revenue Bonds, 1990
                 Series A, 8.000%, 12/01/11 (Pre-refunded to 12/01/00)                      Aaa      12/00 at 102        9,179,200
    3,430,000   Northern California Power Agency, Hydroelectric Project Number One
                 Revenue Bonds, Refunding Series E, 7.150%, 7/01/24                           A       7/98 at 102        3,596,904
    3,600,000   Ontario Redevelopment Financing Authority (San Bernardino County,
                 California), 1995 Revenue Refunding Bonds (Ontario Redevelopment
                 Project No. 1), 7.400%, 8/01/25                                            Aaa      No Opt. Call        4,447,152
   10,075,000   County of Orange, California 1996 Recovery Certificates of Participation,
                 Series A, 6.000%, 7/01/26                                                  Aaa       7/06 at 102       10,067,041
    5,500,000   Revenue Certificates of Participation, Series 1993A, Orange County
                 Water District, 5.000%, 8/15/18                                             Aa       8/03 at 100        4,776,145
    8,000,000   Redevelopment Agency of the City of Pittsburgh, California, Los Medanos
                 Community Development Project, Tax Allocation Bonds, Series 1991,
                 7.150%, 8/01/21                                                            Aaa       8/01 at 103        9,093,840
    6,505,000   Certificates of Participation (City of Poway 1991 Capital Improvement
                 Project Poway Royal Mobilehome Park), Poway Redevelopment Agency,
                 7.200%, 1/01/24 (Pre-refunded to 1/01/01)                                  Aaa       1/01 at 102        7,287,031
   10,000,000   Sacramento Municipal Utility District, Electric Revenue Bonds, 1988
                 Series W, 7.875%, 8/15/16 (Pre-refunded to 8/15/98)                        Aaa       8/98 at 102       10,889,700
   12,000,000   Airports Commission, City and County of San Francisco, California,
                 San Francisco International Airport, Second Series Revenue Bonds,
                 Issue 11 (Noise Insulation Program), 6.250%, 5/01/26 (Alternative
                 Minimum Tax)                                                               Aaa       5/05 at 101       12,194,520
    9,000,000   Redevelopment Agency of the City of San Jose, Merged Area
                 Redevelopment Project, Tax Allocation Bonds, Series 1993,
                 4.750%, 8/01/24                                                            Aaa       2/04 at 102        7,553,700
PRINCIPAL                                                                                 RAT-     OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
 $ 2,000,000   Redevelopment Agency of the City of San Leandro, Plaza 1 and Plaza 2
                Redevelopment Projects, 1993 Tax Allocation Bonds, Series A,
                6.125%, 6/01/23                                                             A-       6/03 at 102      $ 1,968,760
   1,785,000   Southern California Home Financing Authority, Single Family Mortgage
                Revenue Bonds (GNMA and FNMA Mortgage-Backed Securities
                Program), 1991 Issue A, 7.350%, 9/01/24 (Alternative Minimum Tax)          AAA       3/01 at 102        1,858,685
   2,725,000   Southern California Home Financing Authority, Single Family Mortgage
                Revenue Bonds (GNMA Mortgage-Backed Securities Program), 1989
                Issue A, 7.625%, 10/01/22 (Alternative Minimum Tax)                        AAA       4/99 at 102        2,821,410
   3,680,000   Stanislaus County Waste-to-Energy Financing Agency, Solid Waste
                Facility Refunding Revenue Certificates (Ogden Martin System of
                Stanislaus, Inc. Project), Series 1990, 7.625%, 1/01/10                   BBB+       1/00 at 102        3,957,141
   2,000,000   Certificates of Participation (Community Center, Theater, and Library
                Projects), City of Vacaville (Solano County, California), to the Vacaville
                Public Financing Authority, 7.200%, 12/01/13                                 A      12/98 at 102        2,162,800
   3,500,000   West Contra Costa Hospital District, Insured Health Facility Refunding
                Revenue Bonds, Series 1994, 6.500%, 11/01/17                                 A      11/04 at 102        3,589,880
   3,365,000   West Side Hospital District (Kern County, California), Insured Revenue
                Bonds, Series 1991A, 7.500%, 2/01/23                                         A       2/01 at 102        3,640,693
$272,430,000   Total Investments - (cost $268,851,290) - 98.5%                                                        287,144,620
============
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.4%
  $  125,000   California Health Facilities Financing Authority, Refunding Revenue
                Bonds (St. Joseph Health System), Series 1985A, Variable Rate Demand
                Bonds, 3.700%, 7/01/13+                                                 VMIG-1                            125,000
     300,000   California Health Facilities Authority, Variable Rate Revenue Bonds
                (St. Joseph Health System), Series 1991B, Variable Rate Demand Bonds,
                3.650%, 7/01/09+                                                        VMIG-1                            300,000
     700,000   Certificates of Participation, California Statewide Communities
                Development Authority, St. Joseph Health Obligated Group, Variable
                Rate Demand Bonds, 3.650%, 7/01/24+                                     VMIG-1                            700,000
 $ 1,125,000   Total Temporary Investments - 0.4%                                                                       1,125,000
 ===========
               Other Assets Less Liabilities - 1.1%                                                                     3,153,012
               Net Assets - 100%                                                                                     $291,422,632
                                                                                                                     ============

                                                                               NUMBER OF             MARKET              MARKET
                          STANDARD & POOR'S                     MOODY'S       SECURITIES              VALUE             PERCENT
SUMMARY OF                              AAA                         Aaa               20       $128,051,865                 44%
RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                7         40,867,808                 14
PORTFOLIO OF                             A+                          A1                2         19,188,660                  7
INVESTMENTS                           A, A-                   A, A2, A3               13         44,862,991                 15
(EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                5         21,735,544                  8
TEMPORARY                      BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                2          7,410,611                  3
INVESTMENTS):                     Non-rated                   Non-rated                3         25,027,141                  9
TOTAL                                                                                 52       $287,144,620                100%

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC. (NVC)
PRINCIPAL                                                                                 RAT-     OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
$  3,000,000   California Health Facilities Financing Authority, Insured Health Facility
                Refunding Revenue Bonds (Catholic Healthcare West), 1994 Series A,
                4.750%, 7/01/19                                                            Aaa       7/04 at 102      $ 2,548,350
  15,500,000   California Health Facilities Financing Authority, Health Facility Revenue
                Bonds (Pomona Valley Hospital Medical Center), 1989 Series A,
                7.000%, 1/01/18                                                             A-   1/00 at 101 1/2       16,134,880
   5,000,000   California Health Facilities Financing Authority, Insured Health Facility
                Revenue Bonds (The H. E. L. P. Group), 1991 Series A, 7.000%, 8/01/21        A       8/01 at 102        5,305,600
   7,485,000   California Health Facilities Financing Authority, Kaiser Permanente
                Refunding Revenue Bonds, 1991 Series A, 6.500%, 3/01/11                     AA       3/01 at 102        7,800,418
   1,355,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1988 Series A, 8.125%, 8/01/19                                              Aa       8/98 at 102        1,426,517
   6,230,000   California Housing Finance Agency Single Family Mortgage Bonds,
                1995 Issue A-2, 6.350%, 8/01/15 (Alternative Minimum Tax)                  Aaa       5/05 at 102        6,330,615
               California Housing Finance Agency Single Family Mortgage Bonds,
                1995 Series B:
   2,000,000    6.250%, 8/01/14 (Alternative Minimum Tax)                                  Aaa      10/05 at 102        2,009,380
   8,470,000    6.250%, 2/01/18 (Alternative Minimum Tax)                                  Aaa      10/05 at 102        8,429,852
     400,000    6.300%, 8/01/24 (Alternative Minimum Tax)                                  Aaa      10/05 at 102          397,892
   3,455,000   California Housing Finance Agency Housing Revenue Bonds (Insured),
                1991 Series A, 7.200%, 2/01/26 (Alternative Minimum Tax)                   Aaa       8/01 at 102        3,619,113
   4,895,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1989 Series F, 7.250%, 8/01/17                                              Aa       2/00 at 102        5,119,044
   3,150,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1991 Series G, 7.050%, 8/01/27 (Alternative Minimum Tax)                    Aa       8/01 at 102        3,269,921
   6,490,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1995 Series M, 6.150%, 8/01/27 (Alternative Minimum Tax)                   Aaa       2/06 at 102        6,401,217
   6,000,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1996 Series H, 6.250%, 8/01/27 (Alternative Minimum Tax)                    Aa       8/06 at 102        5,967,060
   9,650,000   California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Southern California Edison Company), 1991 Series,
                6.900%, 12/01/17 (Alternative Minimum Tax)                                 Aa3      12/01 at 102       10,252,450
  10,350,000   California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (San Diego Gas and Electric Company), 1991 Series A,
                6.800%, 6/01/15 (Alternative Minimum Tax)                                  Aa3      No Opt. Call       11,322,486
   3,000,000   California Pollution Control Financing Authority, Solid Waste Revenue
                Bonds (North County Recycling Center), 1991 Series A Bonds,
                6.750%, 7/01/17                                                            Aaa      No Opt. Call        3,335,940
   3,470,000   California Rural Home Mortgage Finance Authority Single Family
                Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                1995 Series B, 7.750%, 9/01/26 (Alternative Minimum Tax)                   AAA      No Opt. Call        3,866,413
   3,000,000   California Statewide Communities Development Authority, Series A
                Certificates of Participation, Pacific Homes, 6.000%, 4/01/17                A       4/03 at 102        2,952,810
   1,775,000   California Statewide Communities Development Authority, Certificates
                of Participation, St. Joseph Health System Obligated Group,
                5.500%, 7/01/23                                                             Aa       7/03 at 102        1,620,912
   4,000,000   California Statewide Communities Development Authority, Insured
                Health Facility Revenue Certificates of Participation (San Gabriel
                Valley Medical Center), 1996 Series A, 5.500%, 9/01/14                       A       9/06 at 102        3,796,400
   3,310,000   State Public Works Board of the State of California Lease Revenue Bonds
                (California Community Colleges), 1991 Series A, 7.250%, 9/01/05              A       9/01 at 102        3,638,749
  10,525,000   State Public Works Board of the State of California, Lease Revenue Bonds
                (Department of Corrections), 1991 Series A (State Prisons-Imperial
                County), 5.750%, 9/01/21                                                     A       9/01 at 100        9,971,701
   5,000,000   State Public Works Board of the State of California Lease Revenue Bonds
                (The Trustees of The California State University), 1995 Series A (Various
                California State University Projects), 6.000%, 9/01/15                       A       9/05 at 100        4,960,850
  11,405,000   State of California Various Purpose General Obligation Bonds,
                6.400%, 2/01/20 (Alternative Minimum Tax)                                   A1       2/98 at 102       11,552,239
PRINCIPAL                                                                                 RAT-     OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
 $ 7,025,000   State of California, Various Purpose General Obligation Bonds,
                5.750%, 3/01/23                                                             A1       3/04 at 102      $ 6,761,844
  10,000,000   State of California, Various Purpose General Obligation Refunding Bonds,
                5.150%, 10/01/19                                                            A1      10/03 at 102        8,904,700
   5,120,000   ABAG Finance Authority for Nonprofit Corporations, Certificates of
                Participation (Stanford University Hospital), California, Series 1993,
                5.250%, 11/01/08                                                            A1      11/03 at 102        5,042,790
   9,725,000   Avalon Community Improvement Agency Community Improvement
                Project Area Tax Allocation Bonds, Series 1991 A, 7.250%, 8/01/21           A-       8/01 at 102       10,465,073
               Brea Public Financing Authority (Orange County, California), 1991 Tax
                Allocation Revenue Bonds, Series A (Redevelopment Project AB):
   5,285,000    6.750%, 8/01/22 (Pre-refunded to 8/01/01)                                  Aaa       8/01 at 102        5,873,062
   2,215,000    6.750%, 8/01/22                                                            Aaa       8/01 at 102        2,406,199
   5,000,000   Cerritos Public Financing Authority (Cerritos, California), 1993 Revenue
                Bonds, Series A (Tax Exempt) (Los Cerritos Redevelopment Project Loan),
                6.050%, 11/01/20                                                            A-      11/03 at 102        4,909,250
     285,000   ABAG Finance Corporation (California), Series A Certificates of
                Participation, Cities of Concord, Saratoga, Santa Cruz, and South Gate,
                7.625%, 6/01/11                                                             A-      12/96 at 100          287,294
   2,110,000   County of Contra Costa, California, 1989 Home Mortgage Revenue
                Bonds (GNMA Mortgage-Backed Securities Program), 7.700%, 11/01/09
                (Alternative Minimum Tax)                                                  Aaa      No Opt. Call        2,348,958
   5,000,000   Culver City Redevelopment Financing Authority, 1993 Tax Allocation
                Refunding Revenue Bonds, 5.000%, 11/01/23                                  Aaa      11/03 at 102        4,372,700
   7,000,000   East Bay Municipal Utility District (Alameda and Contra Costa Counties,
                California), Water System Subordinated Revenue Bonds, Series 1991,
                6.375%, 6/01/12 (Pre-refunded to 12/01/01)                                 Aaa      12/01 at 102        7,702,590
   5,000,000   Elk Grove Unified School District Community Facilities District No. 1
                Special Tax Bonds, Series 1990, 6.800%, 12/01/20 (Pre-refunded
                to 12/01/99)                                                               Aaa      12/99 at 102        5,462,000
   8,180,000   Fresno Unified School District, Fresno County, California, Certificates of
                Participation for Measure a Capital Projects, Series of 1991B for Project
                Phase VII, 6.850%, 5/01/12                                                   A       5/99 at 102        8,456,893
               City of Inglewood, California, Certificates of Participation (1991 Civic
                Center Improvement Project):
   5,515,000    7.000%, 8/01/11                                                              A       8/01 at 102        5,837,572
   5,000,000    7.000%, 8/01/19                                                              A       8/01 at 102        5,278,000
   3,000,000    6.500%, 8/01/21                                                              A       8/01 at 102        3,055,710
   6,500,000   City of Loma Linda, California Hospital Revenue Refunding Bonds
                (Loma Linda University Medical Center Project), Series 1989-B,
                7.000%, 12/01/15                                                           Aaa      12/99 at 102        7,011,160
   5,460,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda
                University Medical Center Project), Series 1990-B, 7.000%, 12/01/10
                (Pre-refunded to 12/01/00)                                                 Aaa      12/00 at 102        6,060,491
   9,350,000   City of Loma Linda, California, Hospital Revenue Refunding Bonds
                (Loma Linda University Medical Center Project), Series 1993-C,
                5.375%, 12/01/22                                                           Aaa      12/03 at 102        8,587,227
   2,885,000   The City of Los Angeles, Insured Certificates of Participation, Ararat
                Home of Los Angeles, 7.250%, 6/01/21                                         A       6/01 at 102        3,085,911
   3,500,000   Department of Water and Power of the City of Los Angeles, California,
                Electric Plant Revenue Bonds, Second Issue of 1990, 7.250%, 9/15/30         Aa       9/00 at 102        3,903,550
   6,375,000   Department of Water and Power of the City of Los Angeles Electric Plant
                Revenue Bonds, Issue of 1991, 7.100%, 1/15/31                               Aa       1/01 at 102        7,093,399
   7,500,000   Harbor Department of the City of Los Angeles Revenue Bonds, Issue of
                1996, 6.200%, 8/01/25 (Alternative Minimum Tax)                            Aaa       8/06 at 101        7,635,525
   4,255,000   Los Angeles Unified School District, Certificates of Participation (Capital
                Facilities Project, 1991A), 7.000%, 5/01/99                                  A      No Opt. Call        4,515,023
PRINCIPAL                                                                                 RAT-     OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
 $ 3,300,000   The City of Los Angeles Wastewater System Revenue Bonds, Series
                1990-B, 7.150%, 6/01/20 (Pre-refunded to 6/01/00)                          AAA       6/00 at 102      $ 3,658,644
   3,000,000   The City of Los Angeles Wastewater System Revenue Bonds, Refunding
                Series 1991-C, 7.100%, 6/01/18                                              A1       6/99 at 102        3,212,610
  10,000,000   Los Angeles County Public Works Finance Authority, Revenue Bonds,
                Series 1994A (Los Angeles County Regional Park and Open Space
                District), 6.000%, 10/01/15                                                 Aa      10/04 at 102        9,926,400
   7,500,000   Los Angeles County Metropolitan Transportation Authority (California),
                Proposition A Sales Tax Revenue Refunding Bonds, Series 1993-A,
                6.900%, 7/01/21 (Pre-refunded to 7/01/01)                                  Aaa       7/01 at 102        8,372,250
   6,000,000   County of Madera, California, Certificates of Participation (Valley
                Children's Hospital Project), Series 1995, 5.750%, 3/15/28                 Aaa       3/05 at 102        5,875,860
   3,325,000   Mammoth County Water District (Mono County, California), Certificates
                of Participation (Wastewater Capital Improvement Project),
                7.400%, 12/15/10                                                            A-      12/00 at 103        3,612,147
  10,135,000   The Metropolitan Water District of Southern California Water Revenue
                Bonds, Issue of 1992, 8.000%, 7/01/08                                       Aa      No Opt. Call       12,532,333
   6,375,000   Mt. Diablo Hospital District, Insured Hospital Revenue Bonds, 1990
                Series A, 7.000%, 12/01/17 (Pre-refunded to 12/01/00)                      Aaa      12/00 at 102        7,076,123
  14,135,000   Northern California Power Agency, Hydroelectric Project Number One
                Revenue Bonds, Refunding Series E, 7.150%, 7/01/24                           A       7/98 at 102       14,822,809
               City of Palm Springs Financing Authority Revenue (Tax Allocation),
                Bonds 1991 Series B (Agency Loans):
   1,705,000    6.800%, 8/01/11 (Pre-refunded to 8/01/05)                                   A-       8/05 at 100        1,916,403
   1,390,000    6.800%, 8/01/11                                                              A       8/01 at 102        1,456,553
   2,365,000   Pleasanton Joint Powers Financing Authority Reassessment Revenue Bonds,
                1993 Series A, 6.150%, 9/02/12                                             Baa       9/03 at 102        2,369,044
   2,550,000   Riverside Public Financing Authority (Riverside County, California),
                1991 Revenue Bonds, Series A (Multiple Project Loans),
                8.000%, 2/01/18                                                            N/R       2/01 at 102        2,694,356
   3,700,000   Riverside Public Financing Authority, 8.000%, 2/01/18 (Pre-refunded
                to 2/01/01)                                                                N/R       2/01 at 102        4,243,493
  19,000,000   Sacramento City Financing Authority 1991 Revenue Bonds,
                6.800%, 11/01/20 (Pre-refunded to 11/01/01)                                Aaa      11/01 at 102       21,235,160
   1,350,000   City of St. Helena, Certificates of Participation, ABAG Finance
                Corporation (California), 7.875%, 6/01/11                                  BBB       6/00 at 102        1,454,666
   1,250,000   CSAC Lease Financing Program Certificates of Participation (San Benito
                County, California - Jail and Juvenile Hall Facilities Project),
                7.400%, 8/01/11                                                           Baa1       8/98 at 102        1,307,575
   3,920,000   City of San Diego, California, Certificates of Participation (Balboa Park
                and Mission Bay Park Capital Improvements Program), Series 1991,
                6.900%, 7/15/21                                                             Aa       7/01 at 100        4,306,786
   3,450,000   Airport Commission, City and County of San Francisco, California,
                San Francisco International Airport, Second Series Revenue Bonds,
                Issue 5, 6.500%, 5/01/24 (Alternative Minimum Tax)                         Aaa       5/04 at 102        3,604,388
               Airports Commission City and County of San Francisco, California,
                San Francisco International Airport, Second Series Revenue Bonds,
                Issue 10:
   2,250,000    5.625%, 5/01/21 (Alternative Minimum Tax)                                  Aaa       5/06 at 102        2,140,493
   6,765,000    5.700%, 5/01/26 (Alternative Minimum Tax)                                  Aaa       5/06 at 102        6,480,126
   5,235,000   City and County of San Francisco, Redevelopment Financing Authority,
                1993 Series C Tax Allocation Revenue Bonds (San Francisco
                Redevelopment Projects), 5.125%, 8/01/18                                     A       8/03 at 103        4,636,587
   5,000,000   San Mateo County Joint Powers Financing Authority Lease Revenue Bonds
                (San Mateo County Health Center), 1994 Series A, 6.125%, 7/15/14           Aaa       7/04 at 102        5,129,900
   4,000,000   County of Santa Clara, California, Certificates of Participation (The
                Terraces of Los Gatos Project), 1991 Series, American Baptist Homes
                of the West, 6.900%, 3/01/18                                                 A       3/01 at 102        4,192,560
PRINCIPAL                                                                                 RAT-     OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**       VALUE
               Santa Clarita Public Financing Authority Local Agency Revenue Bonds,
                Series 1991:
 $ 6,800,000    7.000%, 10/01/20                                                            A-      10/96 at 100      $ 6,803,672
   3,000,000    6.750%, 10/01/21                                                            A-      10/01 at 102        3,169,710
   6,925,000   Santa Monica Community College District, Refunding Certificates of
                Participation, 1991 Series A, 7.150%, 6/01/08                                A       6/01 at 102        7,480,731
   2,920,000   Southern California Home Financing Authority Single Family Mortgage
                Revenue Bonds (GNMA and FNMA Mortgage-Backed Securities
                Program), 1991 Issue B, 6.900%, 10/01/24 (Alternative Minimum Tax)         AAA      10/01 at 102        3,011,951
  10,500,000   Southern California Public Power Authority, Transmission Project
                Revenue Bonds, 1993 Subordinate Refunding Series (Southern
                Transmission Project), 5.000%, 7/01/22                                     Aaa       7/03 at 100        9,209,970
   6,500,000   Tri-City Hospital District (Oceanside, California), Insured Revenue
                Bonds, Series 1991, 7.500%, 2/01/17                                        Aaa       2/02 at 102        7,484,555
  10,000,000   Tustin Community Redevelopment Agency Town Center Area
                Redevelopment Project, Subordinate Tax Allocation Bonds, Series 1991,
                6.800%, 12/01/16                                                           Aaa      12/01 at 102       10,944,200
   6,000,000   The Regents of the University of California Refunding Revenue Bonds
                (1989 Multiple Purpose Projects), Series C, 5.000%, 9/01/23                Aaa       9/03 at 102        5,249,580
   3,300,000   The Regents of the University of California, Refunding Revenue Bonds
                (Multiple Purpose Projects), Series A, 6.875%, 9/01/16 (Pre-refunded
                to 9/01/02)                                                                 A-       9/02 at 102        3,724,347
   3,000,000   Westminster Redevelopment Agency, Westminster Commercial
                Redevelopment Project No. 1, 1991 Tax Allocation Bonds, Series A
                (Orange County, California), 7.300%, 8/01/21                              Baa1       8/01 at 102        3,253,440
   1,665,000   Yosemite Community College District, Certificates of Participation,
                7.750%, 7/01/11 (Pre-refunded to 7/01/01)                                  BBB       7/01 at 102        1,915,030
   5,715,000   Puerto Rico Housing Bank and Finance Agency, Affordable Housing
                Mortgage Subsidy Program, Single Family Mortgage Revenue Bonds,
                Portfolio I, 6.250%, 4/01/29 (Alternative Minimum Tax)                     Aaa       4/05 at 102        5,754,203
$464,225,000   Total Investments - (cost $455,203,689) - 98.2%                                                        481,346,385
============
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES - 0.7%
 $ 2,000,000   California Health Facilities Authority (St. Joseph Health System),
                Series 1991B, Variable Rate Demand Bonds, 3.650%, 7/01/09+              VMIG-1                          2,000,000
     800,000   California Pollution Control Finance Pollution Control Refunding
                Revenue (Pacific Gas and Electric Company), 1996-C, Variable Rate
                Demand Bonds, 3.650%, 11/01/26+                                           A-1+                            800,000
     700,000   State of California, 1996-97 Revenue Anticipation Notes, Index Notes
                Series C-5, 3.650%, 6/30/97                                             VMIG-1                            700,000
 $ 3,500,000   Total Temporary Investments - 0.7%                                                                       3,500,000
 ===========
               Other Assets Less Liabilities - 1.1%                                                                     5,367,293
               Net Assets - 100%                                                                                     $490,213,678

                                                                               NUMBER OF             MARKET              MARKET
                          STANDARD & POOR'S                     MOODY'S       SECURITIES              VALUE             PERCENT
SUMMARY OF                              AAA                         Aaa               34       $199,626,087                42%
RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               13         84,541,276                18
PORTFOLIO OF                             A+                          A1                5         35,474,183                 7
INVESTMENTS                           A, A-                   A, A2, A3               26        144,467,235                30
(EXCLUDING                  BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                5         10,299,755                 2
TEMPORARY                         Non-rated                   Non-rated                2          6,937,849                 1
INVESTMENTS):
TOTAL                                                                                 85       $481,346,385               100%

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC. (NUC)
PRINCIPAL                                                                                 RAT-     OPT. CALL           MARKET
AMOUNT         DESCRIPTION                                                                INGS*    PROVISIONS**        VALUE
 $ 1,000,000   Auxiliary Organization Revenue Certificates of Participation (The
                University Corporation-California State University, Northridge),
                Series 1996, 6.000%, 4/01/26                                               Aaa       4/06 at 101       $  999,250
   4,050,000   CSAC Finance Corporation, Nevada County Project, Fixed Rate Certificates
                of Participation (California Counties Lease Financing Program - Nevada
                County Project), Series 1986, 7.600%, 10/01/19 (Pre-refunded to 4/01/98)     A       4/98 at 101        4,300,979
   7,430,000   California Educational Facilities Authority, Revenue Bonds (University of
                San Francisco), Series 1992, 6.400%, 10/01/17 (Pre-refunded to 10/01/02)   Aaa      10/02 at 102        8,241,505
   3,000,000   California Educational Facilities Authority, Revenue Bonds (Santa Clara
                University), Series 1991, 6.250%, 2/01/16                                   A1       2/02 at 102        3,066,690
               California Educational Facilities Authority, Revenue Bonds (University of
                San Diego), Series 1992:
   1,965,000    6.500%, 10/01/08                                                             A      10/02 at 102        2,066,237
   5,000,000    6.500%, 10/01/22                                                             A      10/02 at 102        5,137,050
   2,000,000   California Educational Facilities Authority Revenue Bonds (University of
                San Francisco), Series 1996, 6.000%, 10/01/26                              Aaa      10/06 at 102        2,019,560
   2,500,000   California Health Facilities Financing Authority, Insured Revenue Bonds
                (Episcopal Homes Foundation Project), Series 1985A, 7.750%, 7/01/06          A       7/98 at 102        2,677,625
   1,000,000   California Health Facilities Financing Authority, Insured Health Facilities
                Revenue Bonds (Los Medanos Health Care Corporation), 1990 Series A,
                7.250%, 3/01/20                                                              A       3/00 at 102        1,056,690
   4,000,000   California Health Facilities Financing Authority, Insured Health Facility
                Revenue Refunding Bonds (Valley Memorial Hospital), 1993 Series A,
                6.000%, 5/01/17                                                              A       5/03 at 102        3,936,800
   3,680,000   California Health Facilities Financing Authority, Health Facility Revenue
                Bonds (Health Dimensions, Incorporated), 1990 Series A,
                7.375%, 5/01/07 (Pre-refunded to 5/01/00)                                   Ba       5/00 at 102        4,098,379
   3,225,000   California Health Facilities Financing Authority, Kaiser Permanente,
                Revenue Bonds, 1990 Series A, 6.500%, 12/01/20                              AA      12/00 at 102        3,333,941
   6,000,000   California Health Facilities Financing Authority, Insured Revenue Bonds
                (Southern California Presbyterian Homes), Series 1991, 6.750%, 6/01/21       A       6/01 at 102        6,234,300
   1,370,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1988 Series E, 8.350%, 8/01/19 (Alternative Minimum Tax)                    Aa       8/98 at 102        1,429,074
   1,915,000   California Housing Finance Agency Home Mortgage Revenue Bonds,
                1991 Series G, 7.050%, 8/01/27 (Alternative Minimum Tax)                    Aa       8/01 at 102        1,987,904
   5,250,000   California Housing Finance Agency, Multi-Unit Rental Housing Revenue
                Bonds II, 1992 Series B, 6.700%, 8/01/15                                    A1       8/02 at 102        5,408,655
   5,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                1995 Series B, 7.125%, 2/01/26 (Alternative Minimum Tax)                    Aa       2/05 at 102        5,245,100
   5,000,000   California Pollution Control Finance Authority, Pollution Control Revenue
                Bonds (Laidlaw Inc.), 1992 Series A, 6.500%, 5/01/02 (Alternative
                Minimum Tax)                                                               Aa3       5/97 at 102        5,115,850
  10,000,000   California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Southern California Edison Company), 1991 Series,
                6.900%, 12/01/17 (Alternative Minimum Tax)                                 Aa3      12/01 at 102       10,624,300
   5,000,000   California Pollution Control Financing Authority, Pollution Control
                Revenue Bonds (Pacific Gas and Electric Company), 1992 Series A,
                6.625%, 6/01/09 (Alternative Minimum Tax)                                    A       6/02 at 102        5,249,950
   4,500,000   California Pollution Control Financing Authority, Fixed Rate Resource
                Recovery Revenue Bonds (Waste Management, Inc.), 1991 Composite
                Series A, 7.150%, 2/01/11 (Alternative Minimum Tax)                         A1       2/01 at 103        4,852,530
   8,000,000   California Pollution Control Financing Authority, Solid Waste Revenue
                Bonds (North County Recycling Center), 1991 Series A Bonds,
                6.750%, 7/01/17                                                            Aaa      No Opt. Call        8,895,840
  14,000,000   California Statewide Communities Development Authority, Revenue
                Certificates of Participation (Cedars-Sinai Medical Center),
                6.500%, 8/01/15                                                             A1       8/02 at 102       14,368,760
PRINCIPAL                                                                                  RAT-      OPT. CALL         MARKET
AMOUNT          DESCRIPTION                                                                INGS*     PROVISIONS**      VALUE
  $ 1,250,000   California Statewide Communities Development Authority, Hospital
                 Revenue Certificates of Participation, Cedars-Sinai Medical Center,
                 Series 1992, 6.500%, 8/01/12                                                A1      No Opt. Call      $ 1,359,000
    3,570,000   California Statewide Communities Development Authority (Triad
                 Healthcare), Revenue Refunding Series 1992, Certificates of Participation,
                 6.250%, 8/01/06                                                              A      No Opt. Call        3,732,149
    2,110,000   State Public Works Board of the State of California, Lease Revenue Bonds
                 (Department of Corrections), 1991Series A (State Prisons-Imperial
                 County), 6.500%, 9/01/11                                                     A       9/01 at 102        2,211,934
   10,050,000   State Public Works Board of the State of California Lease Revenue Bonds
                 (The Trustees of The California State University), 1992 Series A (Various
                 California State University Project), 6.700%, 10/01/17                       A      10/02 at 102       10,636,518
                State Public Works Board of the State of California, Lease Revenue Bonds
                 (Department of Corrections), 1994 Series A (California State
                 Prison- Monterey County (Soledad II)):
    6,950,000    6.875%, 11/01/14                                                             A      11/04 at 102        7,595,586
    7,625,000    7.000%, 11/01/19                                                             A      11/04 at 102        8,395,049
                State of California, Various Purpose General Obligation Bonds:
   10,000,000    6.400%, 9/01/07                                                             A1      No Opt. Call       11,000,300
    2,500,000    7.000%, 2/01/09                                                             A1      No Opt. Call        2,866,975
    7,985,000    5.750%, 3/01/19                                                              A       3/05 at 101        7,735,469
    2,000,000   State of California, Department of Water Resources, Central Valley Project,
                 Water System Revenue Bonds, Series K, 6.400%, 12/01/26                      Aa   6/02 at 101 1/2        2,082,600
                County of Alameda, Certificates of Participation (1992 Capital Projects),
                 Alameda County Public Facilities Corporation:
    7,865,000    6.750%, 6/01/16                                                              A       6/02 at 102        8,480,751
   10,000,000    6.000%, 6/01/22                                                              A       6/02 at 102        9,850,700
    2,000,000   Coachella Valley Water District, Improvement District  No. 71 (Storm
                 Water District) (Riverside, Imperial, and San Diego Counties, California),
                 1992 Certificates of Participation (Flood Control Project),
                 6.750%, 10/01/12                                                             A      10/02 at 102        2,112,540
    2,200,000   City of Coalinga, California, Certificates of Participation (1989 Coalinga
                 Return to Custody Facility), 7.000%, 4/01/10                              BBB+       4/00 at 102        2,285,536
    3,000,000   Contra Costa Water Authority (Contra Costa County, California), Water
                 Treatment Revenue Bonds, 1990 Series A, 6.875%, 10/01/20
                 (Pre-refunded to 10/01/00)                                                 N/R      10/00 at 102        3,300,690
   12,805,000   County of Contra Costa, California, 1988 Home Mortgage Revenue Bonds
                  (GNMA Mortgage-Backed Securities Program), 8.250%, 6/01/21
                 (Alternative Minimum Tax)                                                  Aaa      No Opt. Call       16,195,380
    2,100,000   Cudahy Redevelopment Agency, Cudahy Redevelopment Project, Tax
                 Allocation Refunding Bonds, Series 1994A, 6.700%, 9/01/24                  BBB       9/03 at 102        2,080,344
    5,000,000   Culver City Redevelopment Financing Authority, 1993 Tax Allocation
                 Refunding Revenue Bonds, 4.600%, 11/01/20                                  Aaa      11/03 at 102        4,120,750
   12,745,000   Delta Counties Home Mortgage Finance Authority, Single Family
                 Mortgage Revenue Bonds (Fannie Mae and Ginnie Mae Mortgage-
                 Backed Securities Program), 1992 Series A, 6.750%, 12/01/25
                 (Alternative Minimum Tax)                                                  AAA       6/02 at 102       13,122,379
    3,000,000   Fontana Public Financing Authority (San Bernardino County, California),
                 Tax Allocation Revenue Bonds (North Fontana Redevelopment Project),
                 1990 Series A, 7.250%, 9/01/20                                             BB+       9/00 at 102        2,930,100
   10,000,000   Fontana Redevelopment Agency, Jurupa Hills Redevelopment Project
                 Area (County of San Bernardino, California), Refunding Tax Allocation
                 Bonds, 1992 Series A, 7.100%, 10/01/23                                     BBB      10/02 at 102       10,543,400
    1,700,000   Foothill-De Anza Community College District (County of Santa Clara,
                 California), Certificates of Participation (1992 De Anza Campus Center
                 Project), 7.350%, 3/01/07                                                   A-       3/02 at 102        1,872,448
    2,725,000   City of Fresno, California, Certificates of Participation (1992 Street
                 Improvement Project), 6.625%, 12/01/11                                      A1      12/00 at 102        2,856,100
PRINCIPAL                                                                                 RAT-       OPT. CALL        MARKET
AMOUNT         DESCRIPTION                                                                INGS*      PROVISIONS**     VALUE
 $ 7,000,000   Fresno Unified School District, Fresno County, California, Certificates
                of Participation for Measure A Capital Projects, Series of 1991C for
                Project Phase VIII, 7.000%, 5/01/12                                     Con(A)       5/99 at 102      $ 7,287,840
   5,210,000   Fresno Unified School District, Fresno County, California, Certificates of
                Participation for Measure A Capital Projects, Series of 1992B for Project
                Phase IX, 6.700%, 5/01/12                                                    A       5/00 at 102        5,381,253
   4,000,000   Inland Empire Solid Waste Financing Authority Revenue Bonds, 1996
                Series B (Landfill Improvement Financing Project), 6.250%, 8/01/11
                (Alternative Minimum Tax)                                                  Aaa      No Opt. Call        4,125,360
   3,250,000   The Housing Authority of the County of Kern, Multifamily Housing
                Revenue Bonds (North Meadows Project), 1985 Series F,
                6.300%, 12/01/97                                                          Baa1       No Opt.Call        3,265,503
   8,000,000   Lancaster School District, Certificates of Participation (1992 Refunding
                Project), 7.000%, 3/01/22                                                  Aaa       3/02 at 102        8,910,960
   3,110,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda
                University Medical Center Project), Series 1993-A, 6.500%, 12/01/18        BBB      12/03 at 102        3,025,221
   5,435,000   Community Redevelopment Financing Authority of the Community
                Redevelopment Agency of the City of Los Angeles, California, Pooled
                Financing Bonds, Series A (Bunker Hill, Los Angeles Harbor Industrial
                Center and Monterey Hills Redevelopment Projects), 6.375%, 9/01/14           A       9/02 at 102        5,472,175
   4,030,000   Department of Water and Power of the City of Los Angeles, California,
                Electric Plant Revenue Bonds, Issue of 1989, 7.375%, 2/01/29                Aa       2/99 at 102        4,370,777
               Department of Water and Power of The City of Los Angeles, Water Works
                Refunding Revenue Bonds, Second Issue of 1993:
   4,060,000    4.500%, 5/15/13                                                             Aa       5/03 at 102        3,439,835
   8,400,000    4.500%, 5/15/30                                                            Aaa       5/03 at 102        6,600,636
   4,500,000   City of Los Angeles, California, Wastewater System Revenue Bonds,
                Series 1991-D, 6.700%, 12/01/21 (Pre-refunded to 12/01/00)                 Aaa      12/00 at 102        4,960,575
   2,000,000   Redevelopment Agency of the City of Moorpark, Moorpark
                Redevelopment Project, 1993 Tax Allocation Bonds, 6.125%, 10/01/18          A-      10/03 at 102        1,952,600
  10,000,000   Norco Redevelopment Agency, Norco Redevelopment Project Area
                No. One, Subordinated Tax Allocation Notes, Issue of 1992,
                6.000%, 10/01/97                                                            A-      10/96 at 100       10,015,200
  15,190,000   Northern California Power Agency, Hydroelectric Project Number One
                Revenue Bonds, Refunding Series E, 7.150%, 7/01/24                           A       7/98 at 102       15,929,145
  15,300,000   Ontario Redevelopment Financing Authority (San Bernardino County,
                California), 1995 Revenue Bonds (Ontario Redevelopment Project No. 1),
                7.400%, 8/01/25                                                            Aaa      No Opt. Call       18,900,396
  10,000,000   County of Orange, California, Certificates of Participation (Civic Center
                Expansion Project), 6.700%, 8/01/18                                        Aaa       8/01 at 102       11,092,800
               Orange County Local Transportation Authority (Orange County,
                California), Measure M Sales Tax Revenue Bonds (Limited Tax Bonds):
   3,380,000    6.000%, 2/15/07                                                             Aa      No Opt. Call        3,545,857
   4,250,000    6.000%, 2/15/08                                                             Aa      No Opt. Call        4,425,058
               Pomona Public Financing Authority, California, 1993 Refunding
                Revenue Bonds, Series L (Southwest Pomona Redevelopment
                Project):
   1,165,000    4.800%, 2/01/00                                                           BBB+      No Opt. Call        1,154,830
   1,230,000    4.900%, 2/01/01                                                           BBB+      No Opt. Call        1,211,169
   1,300,000    5.050%, 2/01/02                                                           BBB+      No Opt. Call        1,275,469
   1,200,000    5.150%, 2/01/03                                                           BBB+      No Opt. Call        1,168,895
   6,670,000   City of Redlands, Certificates of Participation (1993 Refunding of 1986
                and 1987 Projects), 6.800%, 3/01/07                                        Aaa       3/97 at 100        6,764,847
   3,720,000   County of Riverside, California, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), Issue B of 1989,
                7.600%, 11/01/19 (Alternative Minimum Tax)                                 AAA      11/99 at 102        3,890,116
   4,000,000   County of San Bernardino, California, Certificates of Participation (West
                Valley Detention Center Project), 7.600%, 11/01/06 (Pre-refunded to
                11/01/98)                                                                  Aaa      11/98 at 102        4,357,640
PRINCIPAL                                                                                 RAT-      OPT. CALL         MARKET
AMOUNT         DESCRIPTION                                                                INGS*     PROVISIONS**      VALUE
 $ 13,525,000   County of San Bernardino, California, Single Family Mortgage Revenue
                 Bonds (GNMA Mortgage-Backed Securities), 1989 Series A,
                 7.750%, 11/01/14 (Alternative Minimum Tax)                                 Aaa      No Opt. Call     $ 16,231,894
    3,000,000   San Diego County Water Authority, Water Revenue Certificates of
                 Participation, Series 1989A, 7.300%, 5/01/09 (Pre-refunded to 5/01/97)     Aaa       5/97 at 102        3,129,030
    8,295,000   San Diego County Water Authority, Water Revenue Certificates of
                 Participation, Series 1991A, 6.300%, 5/01/05                                Aa       5/01 at 102        8,825,464
    3,385,000   The Community Redevelopment Agency of the City of Santa Ana,
                 Orange County, California, Santa Ana South Harbor Boulevard/Fairview
                 Street Redevelopment Project, 1989 Series C Tax Allocation Refunding
                 Bonds, 7.250%, 9/01/09                                                      A-       9/99 at 102        3,511,464
    2,000,000   City of Santa Barbara, California, Certificates of Participation (1992
                 Water System Improvement Project and Refunding), 6.700%, 4/01/27           Aaa       4/02 at 102        2,154,020
    3,000,000   City of Santa Barbara, California, Certificates of Participation (Harbor
                 Refunding Project), 6.750%, 10/01/27                                         A      10/02 at 102        3,169,920
    2,575,000   City of Santa Maria, Revenue Certificates of Participation (Marian Medical
                 Center), 6.750%, 9/01/22                                                     A       9/02 at 102        2,655,932
    4,300,000   Sierra View Local Hospital District, Insured Health Facility Revenue
                 Bonds, Series 1992, 6.400%, 3/01/22                                          A       3/02 at 102        4,378,045
    1,730,000   Southern California Home Financing Authority, Single Family Mortgage
                 Revenue Bonds (GNMA and FNMA Mortgage-Backed Securities
                 Program), 1991 Issue A, 7.350%, 9/01/24 (Alternative Minimum Tax)          AAA       3/01 at 102        1,801,414
    1,715,000   Southern California Home Financing Authority, Single Family Mortgage
                 Revenue Bonds (GNMA and FNMA Mortgage-Backed Securities
                 Program), 1992 Issue A, 6.750%, 9/01/22 (Alternative Minimum Tax)          AAA       3/02 at 102        1,757,498
    5,500,000   Southern California Public Power Authority, Multiple Project Revenue
                 Bonds, 1989 Series, 6.750%, 7/01/11                                          A       No Opt.Call        6,098,785
    1,950,000   City of Torrance (California), Hospital Revenue Bonds (Little Company
                 of Mary Hospital Project), Series 1992, 6.875%, 7/01/15                      A       7/02 at 102        2,050,873
    3,025,000   Tulare Local Hospital District, Insured Health Facility Revenue Bonds,
                 Series 1991A, 6.750%, 12/01/21                                               A      12/01 at 102        3,150,174
    8,185,000   The Regents of the University of California, Refunding Revenue Bonds
                 (Multiple Purpose Projects), Series A, 6.875%, 9/01/16 (Pre-refunded
                 to 9/01/02)                                                                 A-       9/02 at 102        9,237,509
    8,000,000   City of Vista, Multifamily Housing Revenue Refunding Bonds (Vista
                 Hacienda Project), 1992 Series A, 6.950%, 4/01/17                          AAA       4/02 at 102        8,338,560
                Housing Authority of the County of Yolo, 1992 Refunding Revenue
                 Bonds, Series A (Russell Park Apartments):
    1,000,000    6.900%, 11/01/08                                                           Aa3       5/02 at 103        1,058,650
    1,000,000    7.000%, 11/01/14                                                           Aa3       5/02 at 103        1,054,280
 $442,650,000   Total Investments - (cost $441,247,767) - 98.6%                                                        468,841,336
 ============
                Other Assets Less Liabilities - 1.4%                                                                     6,656,334
                Net Assets - 100%                                                                                     $475,497,670
                                                                                                                      ============

                                                                               NUMBER OF             MARKET             MARKET
                          STANDARD & POOR'S                     MOODY'S       SECURITIES              VALUE            PERCENT
SUMMARY OF                              AAA                         Aaa               22       $156,610,410                33%
RATINGS*                       AA+, AA, AA-           Aa1, Aa, Aa2, Aa3               14         56,538,690                12
PORTFOLIO OF                             A+                          A1                8         45,779,010                10
INVESTMENTS:                          A, A-                   A, A2, A3               32        173,573,690                37
                            BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                9         26,010,367                 6
                               BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                2          7,028,479                 1
                                  Non-rated                   Non-rated                1          3,300,690                 1
TOTAL                                                                                 88       $468,841,336               100%

* Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
Con. Rating is conditional. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings by projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
** Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                       NCA             NCP               NCO              NQC
ASSETS
Investments in municipal securities, at market value
   (note 1)                                                       $247,674,234     $277,753,192     $175,327,584     $287,144,620
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                        2,265,000             --            700,000        1,125,000
Cash                                                                   153,668          298,564           41,247           97,364
Receivables:
   Interest                                                          3,773,574        5,071,269        2,649,475        4,416,103
   Investments sold                                                  2,582,830          762,100             --               --
Other assets                                                            38,039           29,718           20,209           23,065
                                                                  ------------     ------------     ------------     ------------
     Total assets                                                  256,487,345      283,914,843      178,738,515      292,806,152
                                                                  ------------     ------------     ------------     ------------
LIABILITIES
Payable for investments purchased                                    3,000,000          442,836             --               --
Accrued expenses:
   Management fees (note 6)                                            133,361          154,485           98,325          159,444
   Other                                                               150,502          103,404           97,632          104,559
Preferred share dividends payable                                          N/A           37,494           13,748           38,109
Common share dividends payable                                       1,255,852        1,072,295          666,639        1,081,408
                                                                  ------------     ------------     ------------     ------------
     Total liabilities                                               4,539,715        1,810,514          876,344        1,383,520
                                                                  ------------     ------------     ------------     ------------
Net assets (note 7)                                               $251,947,630     $282,104,329     $177,862,171     $291,422,632
                                                                  ============     ============     ============     ============
Preferred shares, at liquidation value                                     N/A     $ 90,000,000     $ 55,000,000     $ 90,000,000
                                                                  ============     ============     ============     ============
Preferred shares outstanding                                               N/A            3,600            2,200            3,600
                                                                  ============     ============     ============     ============
Common shares outstanding                                           25,117,044       12,468,550        7,889,222       13,107,978
                                                                  ============     ============     ============     ============
Netasset value per Common share outstanding (net assets
   less Preferred shares at liquidation value, divided
   by Common shares outstanding)                                  $      10.03     $      15.41     $      15.57     $      15.37
                                                                  ============     ============     ============     ============

N/A - Fund is not authorized to issue Preferred shares

See accompanying notes to financial statements

STATEMENT OF NET ASSETS
                                                                         NVC               NUC
ASSETS
Investments in municipal securities, at market value
   (note 1)                                                        $481,346,385        $468,841,336
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                         3,500,000                --
Cash                                                                     22,018              75,640
Receivables:
   Interest                                                           7,553,848           8,681,584
   Investments sold                                                      51,500                --
Other assets                                                             27,303              39,100
                                                                   ------------        ------------
     Total assets                                                   492,501,054         477,637,660
                                                                   ------------        ------------
LIABILITIES
Payable for investments purchased                                          --                  --
Accrued expenses:
   Management fees (note 6)                                             266,019             258,047
   Other                                                                149,385             120,368
Preferred share dividends payable                                        35,623              53,153
Common share dividends payable                                        1,836,349           1,708,422
                                                                   ------------        ------------
     Total liabilities                                                2,287,376           2,139,990
                                                                   ------------        ------------
Net assets (note 7)                                                $490,213,678        $475,497,670
                                                                   ============        ============
Preferred shares, at liquidation value                             $150,000,000        $150,000,000
                                                                   ============        ============
Preferred shares outstanding                                              6,000               6,000
                                                                   ============        ============
Common shares outstanding                                            22,394,499          21,355,281
                                                                   ============        ============
Netasset value per Common share outstanding (net assets
   less Preferred shares at liquidation value,
   divided by Common shares outstanding)                           $      15.19        $      15.24
                                                                   ============        ============

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended August 31, 1996
                                                                     NCA              NCP              NCO              NQC
INVESTMENT INCOME
Tax-exempt interest income (note 1)                             $ 15,716,909     $ 18,248,527     $ 11,316,494     $ 18,521,991
                                                                ------------     ------------     ------------     ------------
Expenses:
   Management fees (note 6)                                        1,459,684        1,821,682        1,162,152        1,880,061
   Preferred shares--auction fees                                        N/A          231,009          137,405          224,846
   Preferred shares--dividend disbursing agent fees                      N/A           26,697           12,838           18,107
   Shareholders' servicing agent fees and expenses                    81,712           35,546           23,243           35,865
   Custodian's fees and expenses                                      53,222           53,780           54,523           59,670
   Directors' fees and expenses (note 6)                               4,642            3,610            2,252            2,567
   Professional fees                                                  33,593           14,596           24,642           19,308
   Shareholders' reports--printing and mailing expenses              113,588           37,339           31,579           72,393
   Stock exchange listing fees                                        29,986           24,099            8,737           24,587
   Investor relations expense                                          6,307           15,202            8,230           16,402
   Other expenses                                                     12,834           20,266           13,838           13,179
                                                                ------------     ------------     ------------     ------------
     Total expenses                                                1,795,568        2,283,826        1,479,439        2,366,985
                                                                ------------     ------------     ------------     ------------
       Net investment income                                      13,921,341       15,964,701        9,837,055       16,155,006
                                                                ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain from investment transactions (note 3)            3,342,828          494,226          121,102          272,395
Net change in unrealized appreciation or depreciation
   of investments                                                 (6,339,050)      (1,068,494)        (325,510)        (379,617)
                                                                ------------     ------------     ------------     ------------
       Net gain (loss) from investments                           (2,996,222)        (574,268)        (204,408)        (107,222)
                                                                ------------     ------------     ------------     ------------
Net increase in net assets from operations                      $ 10,925,119     $ 15,390,433     $  9,632,647     $ 16,047,784
                                                                ============     ============     ============     ============

N/A - Fund is not authorized to issue Preferred shares

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended August 31, 1996
                                                               NVC             NUC
INVESTMENT INCOME
Tax-exempt interest income (note 1)                       $ 30,468,955    $ 29,401,421
                                                          ------------    ------------
Expenses:
   Management fees (note 6)                                  3,133,315       3,029,169
   Preferred shares--auction fees                              373,255         378,519
   Preferred shares--dividend disbursing agent fees             29,980          29,980
   Shareholders' servicing agent fees and expenses              46,736          42,053
   Custodian's fees and expenses                                80,989          77,636
   Directors' fees and expenses (note 6)                         4,954           4,643
   Professional fees                                            20,297          20,354
   Shareholders' reports--printing and mailing expenses        110,486         104,950
   Stock exchange listing fees                                  32,075          32,318
   Investor relations expense                                   26,544          23,198
   Other expenses                                               23,485          30,902
                                                          ------------    ------------
     Total expenses                                          3,882,116       3,773,722
                                                          ------------    ------------
       Net investment income                                26,586,839      25,627,699
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain from investment transactions (note 3)      2,421,884          40,032
Net change in unrealized appreciation or depreciation
   of investments                                             (357,214)      4,272,873
                                                          ------------    ------------
       Net gain (loss) from investments                      2,064,670       4,312,905
                                                          ------------    ------------
Net increase in net assets from operations                $ 28,651,509    $ 29,940,604
                                                          ============    ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                NCA                               NCP
                                                                    Year ended       Year ended       Year ended       Year ended
                                                                       8/31/96          8/31/95          8/31/96          8/31/95
OPERATIONS
Net investment income                                            $  13,921,341    $  12,058,021    $  15,964,701    $  15,948,268
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                       3,342,828          175,174          494,226         (255,704)
Net change in unrealized appreciation or depreciation
   of investments                                                   (6,339,050)         418,985       (1,068,494)       3,611,917
                                                                 -------------    -------------    -------------    -------------
   Net increase in net assets from operations                       10,925,119       12,652,180       15,390,433       19,304,481
                                                                 -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                           (14,178,555)     (12,599,784)     (12,828,577)     (12,812,464)
     Preferred shareholders                                                N/A              N/A       (3,061,546)      (3,606,381)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                            (1,191,439)        (155,016)            --           (238,372)
     Preferred shareholders                                                N/A              N/A             --            (55,926)
In excess of net realized gains:
     Common shareholders                                                  --               --               --               --
     Preferred shareholders                                                N/A              N/A             --               --
                                                                 -------------    -------------    -------------    -------------
   Decrease in net assets from distributions to shareholders       (15,369,994)     (12,754,800)     (15,890,123)     (16,713,143)
                                                                 -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of NCM
   (note 1)                                                         61,944,964             --               --               --
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                              1,021,632        1,291,713          837,705             --
                                                                 -------------    -------------    -------------    -------------
Net increase in net assets derived from capital
   share transactions                                               62,966,596        1,291,713          837,705             --
                                                                 -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets                          58,521,721        1,189,093          338,015        2,591,338
Net assets at beginning of year                                    193,425,909      192,236,816      281,766,314      279,174,976
                                                                 -------------    -------------    -------------    -------------
Net assets at end of year                                        $ 251,947,630    $ 193,425,909    $ 282,104,329    $ 281,766,314
                                                                 =============    =============    =============    =============
Balance of undistributed net investment income at
   end of year                                                   $     123,389    $     314,660    $     673,161    $     598,583
                                                                 =============    =============    =============    =============

N/A - Fund is not authorized to issue Preferred shares.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                              NCO                               NQC
                                                                   Year ended      Year ended       Year ended       Year ended
                                                                    8/31/96          8/31/95          8/31/96          8/31/95
OPERATIONS
Net investment income                                           $   9,837,055    $   9,944,595    $  16,155,006    $  16,282,624
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                        121,102          137,898          272,395          871,306
Net change in unrealized appreciation or depreciation
   of investments                                                    (325,510)       2,661,608         (379,617)       1,946,291
                                                                -------------    -------------    -------------    -------------
   Net increase in net assets from operations                       9,632,647       12,744,101       16,047,784       19,100,221
                                                                -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                           (8,046,049)      (8,233,329)     (13,286,809)     (13,492,025)
     Preferred shareholders                                        (1,828,844)      (2,056,793)      (2,876,627)      (3,316,269)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                             (111,518)            --               --               --
     Preferred shareholders                                           (28,918)            --               --               --
In excess of net realized gains:
     Common shareholders                                              (87,831)            --               --               --
     Preferred shareholders                                           (22,760)            --               --               --
                                                                -------------    -------------    -------------    -------------
   Decrease in net assets from distributions to
      shareholders                                                (10,125,920)     (10,290,122)     (16,163,436)     (16,808,294)
                                                                -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of NCM
   (note 1)                                                              --               --               --               --
Net proceeds from Common shares issued to shareholders due
   to reinvestment of distributions                                   283,207          292,939        1,112,338          630,041
                                                                -------------    -------------    -------------    -------------
Net increase in net assets derived from capital
   share transactions                                                 283,207          292,939        1,112,338          630,041
                                                                -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets                           (210,066)       2,746,918          996,686        2,921,968
Net assets at beginning of year                                   178,072,237      175,325,319      290,425,946      287,503,978
                                                                -------------    -------------    -------------    -------------
Net assets at end of year                                       $ 177,862,171    $ 178,072,237    $ 291,422,632    $ 290,425,946
                                                                =============    =============    =============    =============
Balance of undistributed net investment income at
   end of year                                                  $     287,051    $     324,889    $     511,277    $     519,707
                                                                =============    =============    =============    =============

See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
                                                                             NVC                               NUC
                                                                  Year ended      Year ended       Year ended       Year ended
                                                                   8/31/96          8/31/95          8/31/96          8/31/95
OPERATIONS
Net investment income                                          $  26,586,839    $  26,997,641    $  25,627,699    $  25,794,073
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                     2,421,884        1,877,616           40,032          235,123
Net change in unrealized appreciation or depreciation
   of investments                                                   (357,214)       5,617,370        4,272,873        8,029,838
                                                               -------------    -------------    -------------    -------------
   Net increase in net assets from operations                     28,651,509       34,492,627       29,940,604       34,059,034
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                         (21,986,737)     (22,132,503)     (20,493,631)     (20,476,933)
     Preferred shareholders                                       (4,746,184)      (5,463,610)      (4,927,592)      (5,717,485)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                          (2,205,437)        (774,582)        (216,757)            --
     Preferred shareholders                                         (576,912)        (140,533)         (62,307)            --
In excess of net realized gains:
     Common shareholders                                                --               --           (145,910)            --
     Preferred shareholders                                             --               --            (41,943)            --
                                                               -------------    -------------    -------------    -------------
   Decrease in net assets from distributions to shareholders     (29,515,270)     (28,511,228)     (25,888,140)     (26,194,418)
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of NCM (note 1)          --               --               --               --
Net proceeds from Common shares issued to shareholders
    due to reinvestment of distributions                           1,110,508             --            380,868             --
                                                               -------------    -------------    -------------    -------------
Net increase in net assets derived from capital share
   transactions                                                    1,110,508             --            380,868             --
                                                               -------------    -------------    -------------    -------------
     Net increase (decrease) in net assets                           246,747        5,981,399        4,433,332        7,864,616
Net assets at beginning of year                                  489,966,931      483,985,532      471,064,338      463,199,722
                                                               -------------    -------------    -------------    -------------
Net assets at end of year                                      $ 490,213,678    $ 489,966,931    $ 475,497,670    $ 471,064,338
                                                               =============    =============    =============    =============
Balance of undistributed net investment income at
   end of year                                                 $     856,154    $   1,002,236    $   1,372,634    $   1,166,158
                                                               =============    =============    =============    =============

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

At August 31, 1996, the California Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen
California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc.
(NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC).

NCA is not authorized by its Articles of Incorporation to issue Preferred shares. Therefore, in the Notes to Financial Statements, "N/A" represents not-applicable.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On January 8, 1996, NCA acquired all of the net assets of Nuveen California Municipal Income Fund, Inc. (NCM) pursuant to a plan of reorganization approved by the share-holders of both Funds on November 16, 1995. The acquisition was accomplished by a tax-free exchange of 6,045,848 shares of NCA for the 5,209,911 shares of NCM outstanding on January 8, 1996. NCM's net assets at that date of $61,944,964 included $3,919,735 of net unrealized appreciation which were combined with that of NCA. The combined net assets of NCA immediately after the acquisition were $256,603,995.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions

Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1996, NCP had purchase commitments of $442,836. There were no such purchase commitments in any of the other Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for NCA and $.01 per Common share for NCP, NCO, NQC, NVC and NUC. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state personal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All regular monthly income dividends paid during the year ended August 31, 1996, have been designated Exempt Interest Dividends which are exempt from regular federal personal income tax. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Preferred Shares

The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate may change every seven days, as set by the Auction Agent. The number of Preferred shares outstanding, by Series and in total, at August 31, 1996, is as follows:

                          NCP     NCO     NQC       NVC
Number of shares:
   Series M               --      --     3,600    --
   Series T              1,800    --      --     2,400
   Series W               --     2,200    --      --
   Series Th              --      --      --     3,600
   Series F              1,800    --      --      --
                         -----   -----   -----   -----
     Total               3,600   2,200   3,600   6,000
                         =====   =====   =====   =====
                           NUC
Number of shares:
   Series M               --
   Series T               --
   Series W              3,000
   Series Th              --
   Series F              3,000
                         -----
     Total               6,000
                         =====

Derivative Financial Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards No. 119, Disclosure about
Derivative Financial Instruments and Fair Value of Financial Instruments, which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics.
Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended August 31, 1996, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. FUND SHARES
Transactions in Common shares were as follows:
                                                                                   NCA                      NCP
                                                                         Year ended   Year ended   Year ended   Year ended
                                                                           8/31/96      8/31/95      8/31/96      8/31/95
Common Shares:
Shares issued in acquisition of NCM (note 1)                              6,045,848         --           --       --
Shares issued to shareholders due to reinvestment of distributions           99,248      122,410       53,371     --
                                                                         ----------   ----------   ----------   ------
Net increase                                                              6,145,096      122,410       53,371     --
                                                                         ==========   ==========   ==========   ======
                                                                                   NCO                       NQC
                                                                         Year ended   Year ended   Year ended   Year ended
                                                                           8/31/96      8/31/95      8/31/96      8/31/95
Common Shares:
Shares issued in acquisition of NCM (note 1)                                   --           --           --       --
Shares issued to shareholders due to reinvestment of distributions           18,092       19,399       70,332   41,108
                                                                         ----------   ----------   ----------   ------
Net increase                                                                 18,092       19,399       70,332   41,108
                                                                         ==========   ==========   ==========   ======
                                                                                   NVC                       NUC
                                                                        Year ended    Year ended   Year ended   Year ended
                                                                          8/31/96       8/31/95      8/31/96      8/31/95
Common Shares:
Shares issued in acquisition of NCM (note 1)                                   --           --           --       --
Shares issued to shareholders due to reinvestment of distributions           72,263         --         25,141     --
                                                                         ----------   ----------   ----------   ------
Net increase                                                                 72,263         --         25,141     --
                                                                         ==========   ==========   ==========   ======

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the year ended August
31, 1996, were as follows:
                                                                                 NCA           NCP           NCO           NQC
PURCHASES
Investments in municipal securities                                          $52,455,126   $40,368,991   $14,383,686   $35,522,293
Investments in municipal securities in acquisition of NCM
   (note 1)                                                                   56,330,797          --            --            --
Temporary municipal investments                                               33,380,000    28,355,000    13,755,000    13,550,000
Temporary municipal investments in acquisition of NCM (note 1)                   800,000          --            --            --

SALES AND MATURITIES

Investments in municipal securities                                           53,305,400    38,278,996    14,706,975    29,557,774
Temporary municipal investments                                               31,915,000    29,255,000    13,255,000    15,325,000
                                                                             ===========   ===========   ===========   ===========

                                                                                  NVC          NUC
PURCHASES
Investments in municipal securities                                          $62,161,439   $27,489,666
Investments in municipal securities in acquisition of NCM
   (note 1)                                                                         --            --
Temporary municipal investments                                               63,855,000    20,500,000
Temporary municipal investments in acquisition of NCM (note 1)                      --            --

SALES AND MATURITIES

Investments in municipal securities                                           72,083,451    25,950,482
Temporary municipal investments                                               63,655,000    21,500,000
                                                                             ===========   ===========

At August 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS

On September 3, 1996, the Funds declared Common share dividend distributions from their tax-exempt net investment income that were paid October 1, 1996, to shareholders of record on September 15, 1996, as follows:
                                   NCA             NCP             NCO             NQC
Dividend per share                $.0500          $.0860          $.0845          $.0825
                                  ======          ======          ======          ======
                                   NVC             NUC
Dividend per share                $.0820          $.0800
                                  ======          ======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1996, were as follows:
                                                  NCA             NCP             NCO            NQC
Gross unrealized:
   Appreciation                              $ 13,685,860    $ 17,706,438    $ 13,252,027    $ 18,647,755
   Depreciation                                  (607,591)       (157,791)       (263,551)       (354,425)
                                             ------------    ------------    ------------    ------------
Net unrealized appreciation                  $ 13,078,269    $ 17,548,647    $ 12,988,476    $ 18,293,330
                                             ============    ============    ============    ============
                                                  NVC             NUC
Gross unrealized:
   Appreciation                              $ 26,592,717    $ 27,889,698
   Depreciation                                  (450,021)       (296,129)
                                             ------------    ------------
Net unrealized  appreciation                 $ 26,142,696    $ 27,593,569
                                             ============    ============

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under NCA's investment management agreement with Nuveen Advisory Corp. (the
"Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays to the Adviser an annual management fee, payable monthly of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under NCP's, NCO's, NQC's, NVC's and NUC's investment management agreements with the Adviser, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

AVERAGE DAILY NET ASSET VALUE                                         MANAGEMENT FEE
For the first $125,000,000                                              .65 of 1%
For the next $125,000,000                                             .6375 of 1
For the next $250,000,000                                              .625 of 1
For the next $500,000,000                                             .6125 of 1
For the next $1,000,000,000                                              .6 of 1
For net assets over $2,000,000,000                                    .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At August 31, 1996, net assets consisted of:
                                                                      NCA            NCP             NCO              NQC

Preferred shares, $25,000 stated value per share,
      at liquidation value                                              $ N/A   $  90,000,000   $  55,000,000    $  90,000,000
Common shares, $.01 par value per share                               251,170         124,686          78,892          131,080
Paid-in surplus                                                   236,267,315     173,519,313     109,618,343      182,471,523
Balance of undistributed net investment income                        123,389         673,161         287,051          511,277
Accumulated net realized gain (loss) from investment
      transactions                                                  2,227,487         238,522            --             15,422
In excess of net realized gains                                          --              --          (110,591)            --
Net unrealized appreciation of investments                         13,078,269      17,548,647      12,988,476       18,293,330
                                                                -------------   -------------   -------------    -------------
      Net assets                                                $ 251,947,630   $ 282,104,329   $ 177,862,171    $ 291,422,632
                                                                =============   =============   =============    =============
Authorized shares:
      Common                                                      250,000,000     200,000,000     200,000,000      200,000,000
      Preferred                                                           N/A       1,000,000       1,000,000        1,000,000
                                                                =============   =============   =============    =============
                                                                       NVC             NUC
Preferred shares, $25,000 stated value per share,
      at liquidation value                                       $ 150,000,000   $ 150,000,000
Common shares, $.01 par value per share                                223,945         213,553
Paid-in surplus                                                    311,473,290     296,505,767
Balance of undistributed net investment income                         856,154       1,372,634
Accumulated net realized gain (loss) from investment
      transactions                                                   1,517,593            --
In excess of net realized gains                                           --          (187,853)
Net unrealized appreciation of investments                          26,142,696      27,593,569
                                                                 -------------   -------------
      Net assets                                                 $ 490,213,678   $ 475,497,670
                                                                 =============   =============
Authorized shares:
      Common                                                       200,000,000     200,000,000
      Preferred                                                      1,000,000       1,000,000
                                                                 =============   =============

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                     NCA             NCP             NCO             NQC
Revenue Bonds:
     Lease Rental Facilities                           8%             11%              7%             10%
     Health Care Facilities                            8              16              17              12
     Housing Facilities                               16               9               1               4
     Transportation                                    4              10               8               4
     Water / Sewer Facilities                          8               6               7               2
     Pollution Control Facilities                      4               5               6               7
     Electric Utilities                                2               2              --               5
     Educational Facilities                           --               1               4               2
     Other                                            16               9              20              15
General Obligation Bonds                               3               3              --               5
Escrowed Bonds                                        31              28              30              34
                                                    -----           -----           -----           -----
                                                     100%            100%            100%            100%
                                                    =====           =====           =====           =====
                                                     NVC             NUC
Revenue Bonds:
   Lease Rental Facilities                            14%             19%
   Health Care Facilities                             17              11
   Housing Facilities                                 11              10
   Transportation                                      4              --
   Water / Sewer Facilities                            4               5
   Pollution Control Facilities                        5               4
   Electric Utilities                                  7               6
   Educational Facilities                              3               5
   Other                                              12              18
General Obligation Bonds                               6               5
Escrowed Bonds                                        17              17
                                                    -----           -----
                                                     100%            100%
                                                    =====           =====

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (60% for NCA, 55% for NCP, 60% for NCO, 54% for NQC, 38% for NVC and 32% for NUC). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (100% for NCA, N/A for NCP, 100% for NCO, 100% for NQC, 99% for NVC and N/A for NUC).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                                   Dividends from tax-exempt
                                        Operating performance        net investment income
                                                     Net
                                                     realized and
                           Net asset                 unrealized
                           value       Net           gain (loss)
                           beginning   investment    from          To Common      To Preferred
                           of period   income        investments** shareholders   shareholders++
NCA
Year ended 8/31,
         1996              $10.200     $ .609        $ (.095)      $ (.621)       $  N/A
         1995               10.200       .637           .037         (.666)          N/A
         1994               10.740       .653          (.514)        (.669)          N/A
         1993               10.480       .667           .265         (.670)          N/A
1 mo. ended
         8/31/92            10.610       .056          (.130)        (.056)          N/A
Year ended 7/31,
         1992               10.250       .668           .379         (.664)          N/A
         1991               10.120       .667           .123         (.660)          N/A
         1990               10.190       .664          (.037)        (.666)          N/A
         1989                9.670       .664           .602         (.670)          N/A
10/7/87 to
         7/31/88             9.350       .482           .259         (.421)          N/A
NCP
Year ended 8/31,
         1996               15.450      1.284          (.046)       (1.032)        (.246)
         1995               15.240      1.284           .272        (1.032)        (.290)
         1994               16.380      1.301         (1.131)       (1.064)        (.246)
         1993               15.580      1.330           .846        (1.150)        (.226)
10 mos. ended
         8/31/92            14.880      1.129           .635         (.867)        (.197)
Year ended
         10/31/91           13.820      1.372          1.044        (1.020)        (.336)
11/15/89 to
         10/31/90           14.050      1.095          (.091)        (.765)        (.269)
NCO
Year ended 8/31,
         1996               15.640      1.249          (.032)       (1.022)        (.232)
         1995               15.320      1.265           .364        (1.047)        (.262)
         1994               16.590      1.267         (1.264)       (1.067)        (.206)
         1993               15.580      1.309          1.055        (1.163)        (.191)
10 mos. ended
         8/31/92            14.950      1.109           .575         (.865)        (.189)
Year ended
         10/31/91           13.760      1.350          1.188        (1.020)        (.328)
5/17/90 to
         10/31/90           14.050       .442          (.132)        (.255)        (.109)
                           Distributions from capital gains
                                                           Organization                     Per
                                                           and offering                     Common
                                                           costs and                        share
                                                           Preferred share   Net asset      market
                           To Common     To Preferred      underwriting      value end      value end
                           shareholders  shareholders++    discounts         of period      of period
NCA
Year ended 8/31,
         1996              $(.063)       $  N/A            $ --              $10.030        $10.125
         1995               (.008)          N/A              --               10.200          9.625
         1994               (.010)          N/A              --               10.200         11.000
         1993               (.002)          N/A              --               10.740         11.750
1 mo. ended
         8/31/92              --            N/A              --               10.480         11.000
Year ended 7/31,
         1992              (.023)           N/A              --               10.610         11.250
         1991                 --            N/A              --               10.250         10.625
         1990              (.031)           N/A              --               10.120         10.375
         1989              (.076)           N/A              --               10.190         10.375
10/7/87 to
         7/31/88             --             N/A              --                9.670         10.000
NCP
Year ended 8/31,
         1996                --            --                --               15.410         15.750
         1995              (.019)        (.005)              --               15.450         14.750
         1994                --            --                --               15.240         15.000
         1993                --            --                --               16.380         17.500
10 mos. ended
         8/31/92             --            --                --               15.580         15.875
Year ended
         10/31/91            --            --                --               14.880         15.750
11/15/89 to
         10/31/90            --            --              (.200)             13.820         14.375
NCO
Year ended 8/31,
         1996              (.026)+++     (.007)+++           --               15.570         15.875
         1995                --            --                --               15.640         15.000
         1994                --            --                --               15.320         15.375
         1993                --            --                --               16.590         17.875
10 mos. ended
         8/31/92             --            --                --               15.580         16.125
Year ended
         10/31/91            --            --                --               14.950         15.625
5/17/90 to
         10/31/90            --            --              (.236)             13.760         14.500
                                                                       Ratios/Supplemental data
                                                                                       Ratio
                           Total                                                       of net
                           investment    Total                         Ratio of        investment
                           return        return       Net assets       expenses to     income          Portfolio
                           on market     on net asset end of period    average net     to average      turnover
                           value+        value+       (in thousands)   assets***       net assets***   rate
NCA
Year ended 8/31,
         1996              12.52%        5.16%        $251,948         .77%            6.00%           23%
         1995              (6.59)        6.92          193,426         .75             6.32             9
         1994               (.50)        1.32          192,237         .76             6.24             9
         1993              13.37         9.21          200,828         .82             6.31             4
1 mo. ended
         8/31/92           (1.74)        (.71)         194,430         .79*            6.25*           --
Year ended 7/31,
         1992              12.83        10.61          196,669         .83             6.46             6
         1991               9.22         8.13          188,370         .88             6.62             5
         1990               7.10         6.45          184,888         .91             6.62             2
         1989              11.82        13.70          185,016         .94             6.75            27
10/7/87 to
         7/31/88            4.28         8.01          174,645         .94*            6.29*           32
NCP
Year ended 8/31,
         1996              14.04         6.53         282,104          .80             5.62            14
         1995               5.75         8.75         281,766          .83             5.77            24
         1994              (8.34)        (.48)        279,175          .83             5.63            19
         1993              18.34        13.03         291,618          .81             5.73            10
10 mos. ended
         8/31/92            6.55        10.86         279,810          .79*            5.99*            6
Year ended
         10/31/91          17.20        15.58         269,890          .78             6.28             6
11/15/89 to
         10/31/90           1.00         3.92         255,862          .79*            6.18*           26
NCO
Year ended 8/31,
         1996              13.10         6.31         177,862          .82             5.47             8
         1995               4.72         9.43         178,072          .83             5.73            36
         1994              (8.20)       (1.27)        175,325          .87             5.51            24
         1993              19.00        14.54         184,305          .82             5.69             8
10 mos. ended
         8/31/92            9.10        10.32         175,292          .79*            5.95*            2
Year ended
         10/31/91          15.27        16.62         169,554          .80             6.25            --
5/17/90 to
         10/31/90          (1.65)        (.23)        159,754          .83*            5.63*           14

See notes on page 62.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                                                   Dividends from tax-exempt
                                        Operating performance        net investment income
                                                     Net
                                                     realized and
                           Net asset                 unrealized
                           value       Net           gain (loss)
                           beginning   investment    from          To Common      To Preferred
                           of period   income        investments** shareholders   shareholders++
NQC
Year ended 8/31,
         1996              $15.370     $1.236        $  .001       $(1.017)       $(.220)
         1995               15.200      1.250           .211        (1.036)        (.255)
         1994               16.440      1.257         (1.189)       (1.119)        (.167)
         1993               15.470      1.296           .990        (1.151)        (.165)
10 mos. ended
         8/31/92            14.700      1.097           .721         (.852)        (.196)
11/20/90 to
         10/31/91           14.050      1.022           .766         (.756)        (.188)
NVC
Year ended 8/31,
         1996               15.230      1.189           .092          (.984)       (.212)
         1995               14.960      1.210           .338          (.992)       (.245)
         1994               16.440      1.215         (1.430)        (1.049)       (.184)
         1993               14.930      1.238          1.567         (1.064)       (.187)
10 mos. ended
         8/31/92            14.410      1.035           .487          (.815)       (.187)
5/22/91 to
         10/31/91           14.050       .341           .452          (.243)       (.029)
NUC
Year ended 8/31,
         1996              15.050      1.201           .203          (.960)        (.231)
         1995              14.680      1.209           .389          (.960)        (.268)
         1994              15.920      1.195         (1.194)         (.999)        (.213)
         1993              14.500      1.200          1.429         (1.000)        (.180)
11/20/91 to
         8/31/92           14.050      .655            .548          (.525)        (.061)
                           Distributions from capital gains
                                                           Organization                     Per
                                                           and offering                     Common
                                                           costs and                        share
                                                           Preferred share  Net asset       market
                           To Common      To Preferred     underwriting     value end       value end
                           shareholders   shareholders++   discounts        of period       of period
NQC
Year ended 8/31,
         1996              $ --           $ --             $ --             $15.370         $15.625
         1995                --             --               --              15.370          15.000
         1994              (.019)         (.003)             --              15.200          15.500
         1993                --             --               --              16.440          17.000
10 mos. ended
         8/31/92             --             --               --              15.470          16.000
11/20/90 to
         10/31/91            --             --             (.194)            14.700          15.625
NVC
Year ended 8/31,
         1996              (.099)         (.026)          --                15.190          15.500
         1995              (.035)         (.006)          --                15.230          14.375
         1994              (.028)         (.004)          --                14.960          14.438
         1993              (.035)         (.009)          --                16.440          16.750
10 mos. ended
         8/31/92            --             --             --                14.930          15.125
5/22/91 to
         10/31/91           --             --            (.161)             14.410          15.000
NUC
Year ended 8/31,
         1996              (.018)+++      (.005)+++       --                15.240          15.000
         1995               --             --             --                15.050          14.250
         1994              (.024)         (.005)          --                14.680          14.000
         1993              (.025)         (.004)          --                15.920          16.000
11/20/91 to
         8/31/92            --             --            (.167)             14.500          14.500
                                                                      Ratios/Supplemental data
                                                                                    Ratio
                           Total                                                    of net
                           investment  Total                          Ratio of      investment
                           return      return        Net assets       expenses to   income           Portfolio
                           on market   on net asset  end of period    average net   to average       turnover
                           value+      value+        (in thousands)   assets***     net assets***    rate
NQC
Year ended 8/31,
         1996              11.08%      6.72%         $291,423         .81%          5.51%            10%
         1995               3.77       8.38           290,426         .81           5.72             14
         1994              (2.10)      (.64)          287,504         .82           5.53             18
         1993              14.00      14.29           301,948         .78           5.69             13
10 mos. ended
         8/31/92            8.13      11.40           287,619         .76*          5.96*            --
11/20/90 to
         10/31/91           9.49      10.33           276,571         .78*          5.85*            18
NVC
Year ended 8/31,
         1996              15.73       6.95          490,214          .79           5.38             13
         1995               7.14       9.22          489,967          .80           5.66             12
         1994              (7.60)     (2.52)         483,986          .81           5.43             15
         1993              18.89      18.24          515,938          .84           5.57              9
10 mos. ended
         8/31/92            6.53       9.54          480,490          .79*          5.78*            14
5/22/91 to
         10/31/91           1.62       4.31          467,392          .75*          5.13*             3
NUC
Year ended 8/31,
         1996              12.32       7.89          475,498          .79           5.37              6
         1995               9.24       9.57          471,064          .80           5.63             29
         1994              (6.27)     (1.41)         463,200          .80           5.35             12
         1993              18.22      17.56          489,215          .82           5.44             13
11/20/91 to
         8/31/92             .29       7.06          457,950          .76*          5.05*            16

N/A - Fund is not authorized to issue Preferred shares.
* Annualized.
** Net of taxes, if applicable.
*** Ratios do not reflect the effect of dividend payments to preferred shareholders, if applicable.
+ Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
++ The amounts shown are based on Common share equivalents.
+++ The amounts shown include distributions in excess of capital gains of $.011 for Common shareholders and $.003 for Preferred shareholders of NCO and $.007 for Common shareholders and $.002 for Preferred shareholders of NUC.

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders Nuveen
California Municipal Value Fund, Inc.
Nuveen California Performance Plus Municipal Fund, Inc.
Nuveen California Municipal Market Opportunity Fund, Inc.
Nuveen California Investment Quality Municipal Fund, Inc.
Nuveen California Select Quality Municipal Fund, Inc.
Nuveen California Quality Income Municipal Fund, Inc.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen California Municipal Value Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc. and Nuveen California Quality Income Municipal Fund, Inc. as of August 31, 1996, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen California Municipal Value Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc. and Nuveen California Quality Income Municipal Fund, Inc. at August 31, 1996, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

Ernst & Young LLP
Chicago, Illinois
October 4, 1996

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  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.

  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.

  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

  The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at 1.800.257.8787.

Photographic image of Customer Service Rep at Nuveen.

"When it comes to financial planning, your investment adviser knows your situation best. Nuveen is pleased to provide the account information you and your adviser need to plan effectively."

Photographic image of Customer Service Rep at Nuveen.

"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Photographic image of Customer Service Rep at Nuveen.

"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."

More than just a number

If you've ever called our toll-free customer service line, you've spoken with one of Nuveen's customer service representatives. These reps are ready to assist you with answers to your questions about current account balances, yields, and previous transactions on your accounts. They can also supply additional information about any of Nuveen's tax-free unit trusts and mutual funds.

If you have a question about your account, or whenever you need help, just call 800.257.8787. Our customer service reps are available Monday through Friday from 8:00 a.m. to 8:00 p.m. Eastern time.

Photographic image of woman seated and man standing behind her representing Nuveen investors.

Your investment partner

Photographic image of John Nuveen, Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

FAN-5-8.96